TABLE OF CONTENTS
PACIFIC SELECT FUND

Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-8
Statements of Changes in Net Assets	C-15
Statement of Cash Flows	C-28

Financial Highlights	C-29

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-4

Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8

Where to Go for More Information	F-12

     The 2011 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2011 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management Class I	22,759,497	$229,551,001	$229,540,726
Diversified Bond	Diversified Bond Class I	1,901,451	18,160,419	14,941,099
Floating Rate Loan	Floating Rate Loan Class I	1,208,943	8,450,003	6,889,243
High Yield Bond	High Yield Bond Class I	14,638,209	89,706,248	85,927,369
Inflation Managed	Inflation Managed Class I	12,370,718	141,577,741	146,626,065
Inflation Protected	Inflation Protected Class I	124,102	1,316,979	1,282,543
Managed Bond	Managed Bond Class I	31,676,115	353,816,832	348,099,792
Short Duration Bond	Short Duration Bond Class I	5,431,362	51,219,046	49,983,050
American Funds® Growth	American Funds Growth Class I	6,001,383	39,789,947	48,043,576
American Funds Growth-Income	American Funds Growth-Income Class I	4,017,905	36,181,185	36,286,091
Comstock	Comstock Class I	3,598,925	25,416,643	26,852,073
Dividend Growth	Dividend Growth Class I	3,236,144	30,342,536	29,801,605
Equity Index	Equity Index Class I	14,209,807	386,084,094	385,209,817
Focused 30	Focused 30 Class I	2,466,809	26,975,992	27,831,761
Growth LT	Growth LT Class I	8,508,370	164,945,642	151,285,652
Large-Cap Growth	Large-Cap Growth Class I	6,361,697	31,486,529	33,640,558
Large-Cap Value	Large-Cap Value Class I	7,540,507	86,476,302	81,564,320
Long/Short Large-Cap	Long/Short Large-Cap Class I	688,072	5,784,256	4,847,649
Main Street® Core	Main Street Core Class I	7,934,981	154,483,981	140,539,732
Mid-Cap Equity	Mid-Cap Equity Class I	7,883,195	110,213,067	93,544,185
Mid-Cap Growth	Mid-Cap Growth Class I	4,491,788	33,665,693	39,112,965
Mid-Cap Value	Mid-Cap Value Class I	606,890	6,847,044	5,776,967
Small-Cap Equity	Small-Cap Equity Class I	903,673	11,316,595	9,777,643
Small-Cap Growth	Small-Cap Growth Class I	2,900,413	27,803,778	29,290,703
Small-Cap Index	Small-Cap Index Class I	14,884,432	178,190,585	163,567,209
Small-Cap Value	Small-Cap Value Class I	4,365,657	50,585,322	51,508,534
Health Sciences	Health Sciences Class I	1,806,600	18,250,527	21,786,568
Real Estate	Real Estate Class I	5,511,213	67,276,897	82,110,611
Technology	Technology Class I	2,977,827	14,731,187	12,795,496
Emerging Markets	Emerging Markets Class I	8,357,345	109,596,812	114,520,225
International Large-Cap	International Large-Cap Class I	21,916,545	142,459,119	122,066,325
International Small-Cap	International Small-Cap Class I	1,309,327	9,365,353	7,134,072
International Value	International Value Class I	12,217,243	173,975,489	104,062,435
American Funds Asset Allocation	American Funds Asset Allocation Class I	405,348	5,816,111	5,590,990
Pacific Dynamix — Conservative Growth	Pacific Dynamix - Conservative Growth Class I	159,877	1,878,864	1,800,630
Pacific Dynamix — Moderate Growth	Pacific Dynamix - Moderate Growth Class I	468,486	5,849,723	5,771,252
Pacific Dynamix — Growth	Pacific Dynamix - Growth Class I	579,337	7,481,456	7,251,022
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	2,236,647	22,079,017	22,053,729
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	5,161,704	50,263,921	49,559,167
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	19,988,394	191,663,425	186,595,700
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	26,522,000	251,003,921	241,128,479
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	10,606,765	98,878,304	93,565,954

	M Fund, Inc.
I	M International Equity	5,660,934	76,772,420	55,363,934
II	M Large Cap Growth	1,817,132	25,685,481	29,255,829
III	M Capital Appreciation	1,746,230	37,332,334	37,247,075
V	M Business Opportunity Value	1,880,274	17,024,762	18,501,892

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,088,423	11,582,703	12,375,365
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	3,358,890	44,643,494	44,606,064

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	2,106,802	47,684,235	47,697,994
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	94,827	952,705	965,339
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	178,264	1,899,237	1,828,993
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	278,035	2,854,283	2,874,878
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	366,982	3,771,718	3,732,203
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	431,969	4,548,417	4,306,728
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	257,909	2,481,828	2,493,980
See Notes to Financial Statements

G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2011

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	127,721	$4,646,569	$4,665,646
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,050,201	28,300,218	30,014,737
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	320,820	3,088,156	2,832,844

	Franklin Templeton Variable Insurance Products Trust
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	1,615,380	31,272,366	29,319,155

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	28,583	469,970	446,459

	Janus Aspen Series
Overseas Service Class	Overseas Service Class	913,976	41,447,155	34,200,992
Enterprise Service Class	Enterprise Service Class	87,133	2,674,087	3,216,087

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	76,035	672,582	704,087

	Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Aggressive Growth — Class II	Legg Mason ClearBridge Variable Aggressive Growth - Class II	87,772	1,485,297	1,452,622
Legg Mason ClearBridge Variable Mid Cap Core — Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II	457,237	5,261,414	5,820,622

	Lord Abbett Series Fund, Inc.
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	909,303	15,552,837	14,785,262

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	360,407	6,036,895	4,951,986
MFS Utilities Series Service Class	MFS Utilities Series Service Class	686,355	15,780,882	17,659,911

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset — Advisor Class	PIMCO Global Multi-Asset - Advisor Class	1,077,109	14,008,860	13,097,647

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	128,003	1,534,938	1,324,826

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth - II	1,391,027	14,490,235	15,537,770
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income - II	2,217,117	40,005,175	42,945,562

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	2,093,105	63,716,819	64,362,985

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected	Bond

ASSETS
Investments in affiliated mutual funds, at value	$229,540,726	$14,941,099	$6,889,243	$85,927,369	$146,626,065	$1,282,543	$348,099,792
Receivables:
Due from Pacific Life Insurance Company	—	—	1,923	—	—	—	—
Fund shares redeemed	439,714	43,798	—	51,883	64,249	32,524	101,788

Total Assets	229,980,440	14,984,897	6,891,166	85,979,252	146,690,314	1,315,067	348,201,580

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	439,714	43,795	—	51,820	64,249	32,524	101,787
Fund shares purchased	—	—	1,923	—	—	—	—
Other	201	—	12	—	83	—	—

Total Liabilities	439,915	43,795	1,935	51,820	64,332	32,524	101,787

NET ASSETS	$229,540,525	$14,941,102	$6,889,231	$85,927,432	$146,625,982	$1,282,543	$348,099,793

Units Outstanding	9,807,833	1,163,981	726,283	1,670,019	2,624,196	118,662	6,113,636

Accumulation Unit Value	$23.40	$12.84	$9.49	$51.45	$55.87	$10.81	$56.94

Cost of Investments	$229,551,001	$18,160,419	$8,450,003	$89,706,248	$141,577,741	$1,316,979	$353,816,832

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$49,983,050	$48,043,576	$36,286,091	$26,852,073	$29,801,605	$385,209,817	$27,831,761
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	1,285,680	—
Fund shares redeemed	44,339	35,529	98,283	31,647	212,645	—	51,298

Total Assets	50,027,389	48,079,105	36,384,374	26,883,720	30,014,250	386,495,497	27,883,059

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	44,334	35,529	98,283	31,547	212,603	—	51,296
Fund shares purchased	—	—	—	—	—	1,285,496	—
Other	—	7	2,660	—	—	—	—

Total Liabilities	44,334	35,536	100,943	31,547	212,603	1,285,496	51,296

NET ASSETS	$49,983,055	$48,043,569	$36,283,431	$26,852,173	$29,801,647	$385,210,001	$27,831,763

Units Outstanding	4,110,452	3,728,587	3,128,493	2,349,076	2,187,849	7,316,815	2,265,926

Accumulation Unit Value	$12.16	$12.89	$11.60	$11.43	$13.62	$52.65	$12.28

Cost of Investments	$51,219,046	$39,789,947	$36,181,185	$25,416,643	$30,342,536	$386,084,094	$26,975,992

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$151,285,652	$33,640,558	$81,564,320	$4,847,649	$140,539,732	$93,544,185	$39,112,965
Receivables:
Due from Pacific Life Insurance Company	34,651	—	—	—	166,435	—	18,398
Fund shares redeemed	—	34,387	186,303	24,239	—	24,448	—

Total Assets	151,320,303	33,674,945	81,750,623	4,871,888	140,706,167	93,568,633	39,131,363

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	34,386	186,087	24,229	—	24,286	—
Fund shares purchased	34,629	—	—	—	166,415	—	18,398
Other	—	—	—	—	—	—	50

Total Liabilities	34,629	34,386	186,087	24,229	166,415	24,286	18,448

NET ASSETS	$151,285,674	$33,640,559	$81,564,536	$4,847,659	$140,539,752	$93,544,347	$39,112,915

Units Outstanding	3,552,818	4,604,383	5,123,670	526,709	2,755,477	3,795,678	3,682,241

Accumulation Unit Value	$42.58	$7.31	$15.92	$9.20	$51.00	$24.64	$10.62

Cost of Investments	$164,945,642	$31,486,529	$86,476,302	$5,784,256	$154,483,981	$110,213,067	$33,665,693

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

ASSETS
Investments in affiliated mutual funds, at value	$5,776,967	$9,777,643	$29,290,703	$163,567,209	$51,508,534	$21,786,568	$82,110,611
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	27,660	—
Fund shares redeemed	12,617	45,264	15,016	1,433	12,866	—	96,799

Total Assets	5,789,584	9,822,907	29,305,719	163,568,642	51,521,400	21,814,228	82,207,410

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	12,617	45,222	14,943	1,433	12,861	—	96,799
Fund shares purchased	—	—	—	—	—	27,657	—
Other	13	—	—	198	—	—	28

Total Liabilities	12,630	45,222	14,943	1,631	12,861	27,657	96,827

NET ASSETS	$5,776,954	$9,777,685	$29,290,776	$163,567,011	$51,508,539	$21,786,571	$82,110,583

Units Outstanding	346,695	602,541	1,968,016	8,623,110	1,985,392	1,130,211	2,033,634

Accumulation Unit Value	$16.66	$16.23	$14.88	$18.97	$25.94	$19.28	$40.38

Cost of Investments	$6,847,044	$11,316,595	$27,803,778	$178,190,585	$50,585,322	$18,250,527	$67,276,897

							Pacific
							Dynamix -
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

ASSETS
Investments in affiliated mutual funds, at value	$12,795,496	$114,520,225	$122,066,325	$7,134,072	$104,062,435	$5,590,990	$1,800,630
Receivables:
Due from Pacific Life Insurance Company	7,770	112,046	—	—	80,859	1,414	688
Fund shares redeemed	—	—	54,299	19,951	—	—	—

Total Assets	12,803,266	114,632,271	122,120,624	7,154,023	104,143,294	5,592,404	1,801,318

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	54,299	19,932	—	—	—
Fund shares purchased	7,770	112,046	—	—	80,859	1,412	688
Other	14	103	97	—	38	—	—

Total Liabilities	7,784	112,149	54,396	19,932	80,897	1,412	688

NET ASSETS	$12,795,482	$114,520,122	$122,066,228	$7,134,091	$104,062,397	$5,590,992	$1,800,630

Units Outstanding	1,859,232	3,464,655	11,139,700	887,630	5,009,545	380,895	138,858

Accumulation Unit Value	$6.88	$33.05	$10.96	$8.04	$20.77	$14.68	$12.97

Cost of Investments	$14,731,187	$109,596,812	$142,459,119	$9,365,353	$173,975,489	$5,816,111	$1,878,864

	Pacific			Portfolio			Portfolio
	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative	Conservative	Moderate	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$5,771,252	$7,251,022	$22,053,729	$49,559,167	$186,595,700	$241,128,479	$93,565,954
Receivables:
Due from Pacific Life Insurance Company	10,426	4,977	24,570	37,192	127,002	151,854	47,746

Total Assets	5,781,678	7,255,999	22,078,299	49,596,359	186,722,702	241,280,333	93,613,700

LIABILITIES
Payables:
Fund shares purchased	10,426	4,977	24,570	37,192	127,001	151,854	47,745
Other	2	—	—	—	—	12	—

Total Liabilities	10,428	4,977	24,570	37,192	127,001	151,866	47,745

NET ASSETS	$5,771,250	$7,251,022	$22,053,729	$49,559,167	$186,595,701	$241,128,467	$93,565,955

Units Outstanding	429,098	521,999	2,216,948	5,122,447	19,851,605	26,380,395	10,558,362

Accumulation Unit Value	$13.45	$13.89	$9.95	$9.67	$9.40	$9.14	$8.86

Cost of Investments	$5,849,723	$7,481,456	$22,079,017	$50,263,921	$191,663,425	$251,003,921	$98,878,304

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011

	Variable Accounts
					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

ASSETS
Investments in mutual funds, at value	$55,363,934	$29,255,829	$37,247,075	$18,501,892	$12,375,365	$44,606,064	$47,697,994
Receivables:
Due from Pacific Life Insurance Company	14,511	—	2,151	—	16,808	13,113	—
Fund shares redeemed	—	12,541	—	14,766	—	—	48,238

Total Assets	55,378,445	29,268,370	37,249,226	18,516,658	12,392,173	44,619,177	47,746,232

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	12,541	—	14,766	—	—	48,238
Fund shares purchased	14,511	—	2,148	—	16,803	13,083	—
Other	36	22	—	131	—	—	71

Total Liabilities	14,547	12,563	2,148	14,897	16,803	13,083	48,309

NET ASSETS	$55,363,898	$29,255,807	$37,247,078	$18,501,761	$12,375,370	$44,606,094	$47,697,923

Units Outstanding	2,155,165	1,228,910	963,059	1,276,782	1,084,978	2,923,677	3,597,347

Accumulation Unit Value	$25.69	$23.81	$38.68	$14.49	$11.41	$15.26	$13.26

Cost of Investments	$76,772,420	$25,685,481	$37,332,334	$17,024,762	$11,582,703	$44,643,494	$47,684,235

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in mutual funds, at value	$965,339	$1,828,993	$2,874,878	$3,732,203	$4,306,728	$2,493,980	$4,665,646
Receivables:
Due from Pacific Life Insurance Company	36	—	—	—	—	—	1,087
Fund shares redeemed	—	43,836	43,910	40,100	10,004	5,845	—

Total Assets	965,375	1,872,829	2,918,788	3,772,303	4,316,732	2,499,825	4,666,733

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	43,836	43,910	40,100	10,001	5,844	—
Fund shares purchased	35	—	—	—	—	—	1,081
Other	—	1	—	—	—	—	—

Total Liabilities	35	43,837	43,910	40,100	10,001	5,844	1,081

NET ASSETS	$965,340	$1,828,992	$2,874,878	$3,732,203	$4,306,731	$2,493,981	$4,665,652

Units Outstanding	86,488	177,565	285,336	389,420	457,025	279,847	388,503

Accumulation Unit Value	$11.16	$10.30	$10.08	$9.58	$9.42	$8.91	$12.01

Cost of Investments	$952,705	$1,899,237	$2,854,283	$3,771,718	$4,548,417	$2,481,828	$4,646,569

							Lazard
			Templeton				Retirement
	Fidelity VIP	Fidelity VIP	Global Bond	GE Investments			U.S. Strategic
	Mid Cap	Value Strategies	Securities	Total Return	Overseas	Enterprise	Equity
	Service Class 2	Service Class 2	Class 2	Class 3	Service Class	Service Class	Service Class

ASSETS
Investments in mutual funds, at value	$30,014,737	$2,832,844	$29,319,155	$446,459	$34,200,992	$3,216,087	$704,087
Receivables:
Due from Pacific Life Insurance Company	8,142	948	13,776	1,625	658	542	106

Total Assets	30,022,879	2,833,792	29,332,931	448,084	34,201,650	3,216,629	704,193

LIABILITIES
Payables:
Fund shares purchased	8,073	945	13,776	1,625	658	542	106
Other	—	—	4	—	153	1	1

Total Liabilities	8,073	945	13,780	1,625	811	543	107

NET ASSETS	$30,014,806	$2,832,847	$29,319,151	$446,459	$34,200,839	$3,216,086	$704,086

Units Outstanding	2,063,275	249,715	2,816,935	43,491	3,949,389	290,035	78,958

Accumulation Unit Value	$14.55	$11.34	$10.41	$10.27	$8.66	$11.09	$8.92

Cost of Investments	$28,300,218	$3,088,156	$31,272,366	$469,970	$41,447,155	$2,674,087	$672,582

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011

	Variable Accounts
	Legg Mason	Legg Mason
	ClearBridge Variable	ClearBridge Variable	Lord Abbett	MFS New	MFS	PIMCO Global	Royce
	Aggressive	Mid Cap	Fundamental	Discovery Series	Utilities Series	Multi-Asset —	Micro-Cap
	Growth — Class II	Core — Class II	Equity Class VC	Service Class	Service Class	Advisor Class	Service Class

ASSETS
Investments in mutual funds, at value	$1,452,622	$5,820,622	$14,785,262	$4,951,986	$17,659,911	$13,097,647	$1,324,826
Receivables:
Due from Pacific Life Insurance Company	34,917	32,439	83,693	37,638	5,707	31,539	21,253

Total Assets	1,487,539	5,853,061	14,868,955	4,989,624	17,665,618	13,129,186	1,346,079

LIABILITIES
Payables:
Fund shares purchased	34,917	32,439	83,693	37,637	5,691	31,539	21,253
Other	1	7	—	—	—	2	—

Total Liabilities	34,918	32,446	83,693	37,637	5,691	31,541	21,253

NET ASSETS	$1,452,621	$5,820,615	$14,785,262	$4,951,987	$17,659,927	$13,097,645	$1,324,826

Units Outstanding	147,141	580,239	1,451,784	433,543	1,587,426	1,431,608	130,318

Accumulation Unit Value	$9.87	$10.03	$10.18	$11.42	$11.12	$9.15	$10.17

Cost of Investments	$1,485,297	$5,261,414	$15,552,837	$6,036,895	$15,780,882	$14,008,860	$1,534,938

			Van Eck
	T. Rowe Price	T. Rowe Price	VIP Global
	Blue Chip	Equity	Hard Assets
	Growth — II	Income — II	Initial Class

ASSETS
Investments in mutual funds, at value	$15,537,770	$42,945,562	$64,362,985
Receivables:
Due from Pacific Life Insurance Company	64,903	28,453	43,958

Total Assets	15,602,673	42,974,015	64,406,943

LIABILITIES
Payables:
Fund shares purchased	64,899	28,453	43,958
Other	—	46	10

Total Liabilities	64,899	28,499	43,968

NET ASSETS	$15,537,774	$42,945,516	$64,362,975

Units Outstanding	1,231,464	3,755,291	2,705,878

Accumulation Unit Value	$12.62	$11.44	$23.79

Cost of Investments	$14,490,235	$40,005,175	$63,716,819

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected(1)	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$4,347,128	$2,248,813	$10,304,305	$9,271,387	$34,794	$21,594,450

Net Investment Income	—	4,347,128	2,248,813	10,304,305	9,271,387	34,794	21,594,450

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(192,128)	2,372,722	513,024	8,910,643	5,625,848	3,923	8,034,030
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	8,488,427	22,196	15,950,726

Realized Gain (Loss)	(192,128)	2,372,722	513,024	8,910,643	14,114,275	26,119	23,984,756

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	191,225	(4,935,641)	(2,399,714)	(16,065,936)	(4,595,484)	(34,436)	(29,012,998)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($903)	$1,784,209	$362,123	$3,149,012	$18,790,178	$26,477	$16,566,208

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,803,440	$113,452	$381,800	$2,891,135	$1,079,219	$11,791,426	$—

Net Investment Income	1,803,440	113,452	381,800	2,891,135	1,079,219	11,791,426	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	485,544	(5,327,445)	(9,265,048)	(7,336,159)	(7,519,971)	14,154,263	(3,239,240)
Capital gain distributions from affiliated mutual fund investments	—	—	—	475,054	2,287,500	—	—

Realized Gain (Loss)	485,544	(5,327,445)	(9,265,048)	(6,861,105)	(5,232,471)	14,154,263	(3,239,240)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(1,719,679)	3,080,221	8,175,555	3,815,462	5,442,561	(17,560,797)	(266,566)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$569,305	($2,133,772)	($707,693)	($154,508)	$1,289,309	$8,384,892	($3,505,806)

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,788,831	$—	$6,575,985	$599,031	$1,793,418	$904,024	$—

Net Investment Income	1,788,831	—	6,575,985	599,031	1,793,418	904,024	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	11,307,982	(10,717,937)	(6,083,237)	(203,222)	869,760	(14,377,949)	2,030,515
Capital gain distributions from affiliated mutual fund investments	6,688,565	6,416,615	545,763	3,181,845	12,939,498	18,611,486	3,696,293

Realized Gain (Loss)	17,996,547	(4,301,322)	(5,537,474)	2,978,623	13,809,258	4,233,537	5,726,808

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(29,914,674)	5,250,331	4,895,947	(3,428,900)	(15,219,458)	(10,531,849)	(8,271,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($10,129,296)	$949,009	$5,934,458	$148,754	$383,218	($5,394,288)	($2,544,845)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,263,966	$674,240	$—	$1,075,046	$1,318,156	$—	$—

Net Investment Income	1,263,966	674,240	—	1,075,046	1,318,156	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	592,934	437,386	(1,488,252)	(8,342,532)	(3,430,396)	1,305,810	(5,946,501)
Capital gain distributions from affiliated mutual fund investments	4,673,864	4,644,416	5,259,558	—	8,960,946	1,478,660	2,873,766

Realized Gain (Loss)	5,266,798	5,081,802	3,771,306	(8,342,532)	5,530,550	2,784,470	(3,072,735)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(6,551,284)	(6,129,422)	(4,585,333)	(554,394)	(5,489,902)	(547,421)	8,844,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($20,520)	($373,380)	($814,027)	($7,821,880)	$1,358,804	$2,237,049	$5,772,064

							Pacific
							Dynamix -
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$2,866,905	$8,032,956	$2,147,199	$11,209,450	$196,021	$46,601

Net Investment Income	—	2,866,905	8,032,956	2,147,199	11,209,450	196,021	46,601

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	1,059,806	(8,605,522)	(22,255,711)	704,786	(14,548,308)	437,510	57,467
Capital gain distributions from affiliated mutual fund investments	3,220,563	—	—	—	—	88,938	96,134

Realized Gain (Loss)	4,280,369	(8,605,522)	(22,255,711)	704,786	(14,548,308)	526,448	153,601

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(5,139,754)	(21,078,605)	5,330,994	(3,603,754)	(11,889,207)	(680,616)	(145,938)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($859,385)	($26,817,222)	($8,891,761)	($751,769)	($15,228,065)	$41,853	$54,264

	Pacific			Portfolio			Portfolio
	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative(1)	Conservative(1)	Moderate(1)	Growth(1)	Growth(1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$130,980	$123,790	$191,559	$376,666	$1,275,891	$1,289,185	$427,428

Net Investment Income	130,980	123,790	191,559	376,666	1,275,891	1,289,185	427,428

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	50,658	46,931	(18,776)	(54,384)	(155,734)	(664,268)	(381,634)
Capital gain distributions from affiliated mutual fund investments	95,369	135,396	2,333	—	—	—	—

Realized Gain (Loss)	146,027	182,327	(16,443)	(54,384)	(155,734)	(664,268)	(381,634)

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(231,016)	(495,670)	(25,288)	(704,754)	(5,067,725)	(9,875,442)	(5,312,350)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,991	($189,553)	$149,828	($382,472)	($3,947,568)	($9,250,525)	($5,266,556)

(1) Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$1,912,524	$—	$—	$70,884	$203,438	$1,060,094	$398,927

Net Investment Income	1,912,524	—	—	70,884	203,438	1,060,094	398,927

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(6,349,738)	(487,374)	(468,643)	(697,117)	275,003	1,322,056	(1,170,176)
Capital gain distributions from mutual fund investments	—	—	4,250,074	—	—	1,141,117	—

Realized Gain (Loss)	(6,349,738)	(487,374)	3,781,431	(697,117)	275,003	2,463,173	(1,170,176)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(3,840,637)	201,254	(6,626,511)	(37,731)	(775,821)	(5,349,407)	(760,253)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($8,277,851)	($286,120)	($2,845,080)	($663,964)	($297,380)	($1,826,140)	($1,531,502)

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$15,096	$35,633	$55,097	$75,668	$81,296	$47,732	$6,394

Net Investment Income	15,096	35,633	55,097	75,668	81,296	47,732	6,394

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	11,300	91,807	190,638	130,414	(89,742)	59,812	432,048
Capital gain distributions from mutual fund investments	3,612	9,831	15,152	14,482	13,973	7,458	13,876

Realized Gain (Loss)	14,912	101,638	205,790	144,896	(75,769)	67,270	445,924

CHANGE IN NET UNREALIZED DEPRECIATION ON MUTUAL FUND INVESTMENTS	(19,787)	(171,189)	(281,350)	(304,522)	(114,254)	(210,371)	(673,122)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,221	($33,918)	($20,463)	($83,958)	($108,727)	($95,369)	($220,804)

							Lazard
			Templeton				Retirement
	Fidelity VIP	Fidelity VIP	Global Bond	GE Investments			U.S. Strategic
	Mid Cap	Value Strategies	Securities	Total Return	Overseas	Enterprise	Equity
	Service Class 2	Service Class 2	Class 2	Class 3	Service Class	Service Class	Service Class

INVESTMENT INCOME
Dividends from mutual fund investments	$7,420	$23,208	$1,278,998	$7,073	$182,577	$—	$6,910

Net Investment Income	7,420	23,208	1,278,998	7,073	182,577	—	6,910

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(607,935)	412,938	120,497	6,124	3,280,246	287,767	34,511
Capital gain distributions from mutual fund investments	58,296	—	148,737	—	480,232	—	—

Realized Gain (Loss)	(549,639)	412,938	269,234	6,124	3,760,478	287,767	34,511

CHANGE IN NET UNREALIZED DEPRECIATION ON MUTUAL FUND INVESTMENTS	(3,327,016)	(890,165)	(2,467,148)	(29,115)	(21,247,438)	(334,151)	(42,274)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($3,869,235)	($454,019)	($918,916)	($15,918)	($17,304,383)	($46,384)	($853)

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	Legg Mason	Legg Mason
	ClearBridge Variable	ClearBridge Variable	Lord Abbett	MFS New	MFS	PIMCO Global	Royce
	Aggressive	Mid Cap	Fundamental	Discovery Series	Utilities Series	Multi-Asset —	Micro-Cap
	Growth — Class II	Core — Class II	Equity Class VC	Service Class	Service Class	Advisor Class(1)	Service Class

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$30,618	$—	$522,312	$89,644	$34,730

Net Investment Income	—	—	30,618	—	522,312	89,644	34,730

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	90,465	528,901	63,232	778,281	279,541	(15,207)	52,570
Capital gain distributions from mutual fund investments	—	—	497,520	930,673	—	113,666	—

Realized Gain	90,465	528,901	560,752	1,708,954	279,541	98,459	52,570

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(136,668)	(646,227)	(977,294)	(2,532,626)	179,397	(911,213)	(300,504)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($46,203)	($117,326)	($385,924)	($823,672)	$981,250	($723,110)	($213,204)

			Van Eck
	T. Rowe Price	T. Rowe Price	VIP Global
	Blue Chip	Equity	Hard Assets
	Growth — II	Income — II	Initial Class

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$689,279	$909,188

Net Investment Income	—	689,279	909,188

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,047,184	(1,421,274)	(181,880)
Capital gain distributions from mutual fund investments	—	—	973,517

Realized Gain (Loss)	1,047,184	(1,421,274)	791,637

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(819,104)	197,011	(14,736,099)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$228,080	($534,984)	($13,035,274)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$13,494	$4,347,128	$1,305,632	$2,248,813	$765,056
Realized gain (loss)	(192,128)	(623,909)	2,372,722	(123,822)	513,024	(1,008,746)
Change in net unrealized appreciation (depreciation) on investments	191,225	463,670	(4,935,641)	1,818,408	(2,399,714)	1,378,564

Net Increase (Decrease) in Net Assets Resulting from Operations	(903)	(146,745)	1,784,209	3,000,218	362,123	1,134,874

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	122,085,166	107,493,660	2,912,086	4,548,183	865,233	1,447,669
Transfers between variable and fixed accounts, net	(53,066,742)	(95,699,203)	(31,639,161)	14,603,050	(9,379,091)	2,418,444
Policy maintenance charges	(21,709,246)	(24,987,497)	(2,155,834)	(3,281,498)	(847,183)	(1,221,440)
Policy benefits and terminations	(42,058,492)	(51,211,679)	(1,638,279)	(2,490,736)	(776,934)	(1,624,877)
Other	(3,421,415)	(1,219,158)	(260,800)	(467,470)	(78,002)	(171,836)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,829,271	(65,623,877)	(32,781,988)	12,911,529	(10,215,977)	847,960

NET INCREASE (DECREASE) IN NET ASSETS	1,828,368	(65,770,622)	(30,997,779)	15,911,747	(9,853,854)	1,982,834

NET ASSETS
Beginning of Year	227,712,157	293,482,779	45,938,881	30,027,134	16,743,085	14,760,251

End of Year	$229,540,525	$227,712,157	$14,941,102	$45,938,881	$6,889,231	$16,743,085

	High Yield Bond		Inflation Managed		Inflation Protected(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,304,305	$6,847,221	$9,271,387	$3,659,261	$34,794
Realized gain (loss)	8,910,643	(350,586)	14,114,275	(1,768,439)	26,119
Change in net unrealized appreciation (depreciation) on investments	(16,065,936)	5,356,043	(4,595,484)	13,368,757	(34,436)

Net Increase in Net Assets Resulting from Operations	3,149,012	11,852,678	18,790,178	15,259,579	26,477

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,636,552	5,920,766	10,259,900	14,636,251	39,917
Transfers between variable and fixed accounts, net	(7,135,640)	(7,896,136)	(46,772,412)	15,536,787	1,269,914
Policy maintenance charges	(4,856,858)	(5,494,310)	(8,817,248)	(12,045,988)	(21,436)
Policy benefits and terminations	(3,488,824)	(7,463,392)	(6,932,626)	(26,405,288)	(32,598)
Other	(536,675)	(962,180)	(769,030)	(1,332,317)	269

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,381,445)	(15,895,252)	(53,031,416)	(9,610,555)	1,256,066

NET INCREASE (DECREASE) IN NET ASSETS	(7,232,433)	(4,042,574)	(34,241,238)	5,649,024	1,282,543

NET ASSETS
Beginning of Year or Period	93,159,865	97,202,439	180,867,220	175,218,196	—

End of Year or Period	$85,927,432	$93,159,865	$146,625,982	$180,867,220	$1,282,543

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Managed Bond		Short Duration Bond		American Funds Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21,594,450	$15,592,563	$1,803,440	$887,142	$113,452	$1,666
Realized gain (loss)	23,984,756	2,049,823	485,544	(419,048)	(5,327,445)	(14,748,531)
Change in net unrealized appreciation (depreciation) on investments	(29,012,998)	20,253,338	(1,719,679)	1,311,910	3,080,221	24,715,313

Net Increase (Decrease) in Net Assets Resulting from Operations	16,566,208	37,895,724	569,305	1,780,004	(2,133,772)	9,968,448

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	23,443,552	25,068,454	4,443,997	4,837,009	5,782,057	6,710,467
Transfers between variable and fixed accounts, net	(116,491,442)	63,541,440	(8,043,316)	21,934,707	(15,828,383)	(1,274,372)
Policy maintenance charges	(21,298,870)	(25,457,483)	(3,164,418)	(3,972,701)	(3,939,664)	(4,415,217)
Policy benefits and terminations	(18,662,900)	(83,215,864)	(4,503,929)	(8,085,558)	(2,652,582)	(3,082,554)
Other	(3,386,743)	(2,435,397)	(88,527)	(561,242)	(169,563)	(293,945)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(136,396,403)	(22,498,850)	(11,356,193)	14,152,215	(16,808,135)	(2,355,621)

NET INCREASE (DECREASE) IN NET ASSETS	(119,830,195)	15,396,874	(10,786,888)	15,932,219	(18,941,907)	7,612,827

NET ASSETS
Beginning of Year	467,929,988	452,533,114	60,769,943	44,837,724	66,985,476	59,372,649

End of Year	$348,099,793	$467,929,988	$49,983,055	$60,769,943	$48,043,569	$66,985,476

	American Funds Growth-Income		Comstock		Dividend Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$381,800	$3	$2,891,135	$712,207	$1,079,219	$377,647
Realized loss	(9,265,048)	(4,220,196)	(6,861,105)	(5,321,190)	(5,232,471)	(1,545,726)
Change in net unrealized appreciation on investments	8,175,555	10,158,441	3,815,462	12,915,425	5,442,561	5,118,978

Net Increase (Decrease) in Net Assets Resulting from Operations	(707,693)	5,938,248	(154,508)	8,306,442	1,289,309	3,950,899

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,127,292	6,733,228	4,331,091	6,520,619	3,080,441	3,829,831
Transfers between variable and fixed accounts, net	(20,026,200)	(6,408,355)	(32,837,870)	(7,819,275)	(14,363,271)	6,696,577
Policy maintenance charges	(3,588,980)	(4,655,160)	(3,146,054)	(4,667,331)	(2,521,136)	(3,033,881)
Policy benefits and terminations	(2,477,070)	(2,920,344)	(2,381,737)	(4,048,497)	(1,799,787)	(1,823,824)
Other	(176,539)	(502,381)	(210,649)	(273,484)	(262,555)	(224,726)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(21,141,497)	(7,753,012)	(34,245,219)	(10,287,968)	(15,866,308)	5,443,977

NET INCREASE (DECREASE) IN NET ASSETS	(21,849,190)	(1,814,764)	(34,399,727)	(1,981,526)	(14,576,999)	9,394,876

NET ASSETS
Beginning of Year	58,132,621	59,947,385	61,251,900	63,233,426	44,378,646	34,983,770

End of Year	$36,283,431	$58,132,621	$26,852,173	$61,251,900	$29,801,647	$44,378,646

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,791,426	$8,120,888	$—	$—	$1,788,831	$2,099,225
Realized gain (loss)	14,154,263	3,904,968	(3,239,240)	(2,933,702)	17,996,547	2,845,519
Change in net unrealized appreciation (depreciation) on investments	(17,560,797)	46,020,281	(266,566)	6,210,787	(29,914,674)	15,450,990

Net Increase (Decrease) in Net Assets Resulting from Operations	8,384,892	58,046,137	(3,505,806)	3,277,085	(10,129,296)	20,395,734

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	26,287,417	31,357,133	2,718,694	2,960,897	12,946,123	15,501,848
Transfers between variable and fixed accounts, net	(26,113,539)	(38,800,760)	(6,573,299)	1,535,206	(24,848,780)	(3,106,183)
Policy maintenance charges	(23,430,615)	(26,111,518)	(2,132,096)	(2,429,133)	(11,511,208)	(14,340,637)
Policy benefits and terminations	(32,047,277)	(26,927,928)	(1,386,665)	(962,878)	(12,154,573)	(19,656,152)
Other	326,794	(2,304,788)	(123,630)	(302,609)	(881,834)	(1,200,369)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(54,977,220)	(62,787,861)	(7,496,996)	801,483	(36,450,272)	(22,801,493)

NET INCREASE (DECREASE) IN NET ASSETS	(46,592,328)	(4,741,724)	(11,002,802)	4,078,568	(46,579,568)	(2,405,759)

NET ASSETS
Beginning of Year	431,802,329	436,544,053	38,834,565	34,755,997	197,865,242	200,271,001

End of Year	$385,210,001	$431,802,329	$27,831,763	$38,834,565	$151,285,674	$197,865,242

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$6,575,985	$1,885,755	$599,031	$218,718
Realized gain (loss)	(4,301,322)	(2,822,618)	(5,537,474)	(1,691,016)	2,978,623	(327,711)
Change in net unrealized appreciation (depreciation) on investments	5,250,331	9,946,280	4,895,947	10,651,893	(3,428,900)	3,239,819

Net Increase in Net Assets Resulting from Operations	949,009	7,123,662	5,934,458	10,846,632	148,754	3,130,826

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,402,657	5,982,933	8,290,561	11,611,732	1,687,003	3,096,425
Transfers between variable and fixed accounts, net	(19,959,490)	(719,841)	(46,797,857)	(1,302,283)	(23,536,599)	2,404,345
Policy maintenance charges	(3,666,030)	(4,668,135)	(6,977,488)	(9,444,765)	(1,135,142)	(2,035,279)
Policy benefits and terminations	(3,060,092)	(3,569,527)	(6,063,477)	(7,608,841)	(937,016)	(1,389,483)
Other	(410,006)	(501,020)	(887,772)	(853,846)	(121,198)	(264,998)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,692,961)	(3,475,590)	(52,436,033)	(7,598,003)	(24,042,952)	1,811,010

NET INCREASE (DECREASE) IN NET ASSETS	(21,743,952)	3,648,072	(46,501,575)	3,248,629	(23,894,198)	4,941,836

NET ASSETS
Beginning of Year	55,384,511	51,736,439	128,066,111	124,817,482	28,741,857	23,800,021

End of Year	$33,640,559	$55,384,511	$81,564,536	$128,066,111	$4,847,659	$28,741,857

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,793,418	$1,274,309	$904,024	$1,207,256	$—	$101,421
Realized gain (loss)	13,809,258	2,548,741	4,233,537	(7,337,627)	5,726,808	(3,076,480)
Change in net unrealized appreciation (depreciation) on investments	(15,219,458)	15,347,351	(10,531,849)	33,018,630	(8,271,653)	18,371,723

Net Increase (Decrease) in Net Assets Resulting from Operations	383,218	19,170,401	(5,394,288)	26,888,259	(2,544,845)	15,396,664

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,304,808	9,578,199	8,578,727	11,294,027	4,395,350	5,124,657
Transfers between variable and fixed accounts, net	(21,605,711)	51,579,126	(29,286,612)	(10,735,336)	(16,797,919)	(698,144)
Policy maintenance charges	(10,188,065)	(8,616,519)	(7,090,680)	(9,110,287)	(3,636,946)	(4,398,888)
Policy benefits and terminations	(9,463,781)	(10,117,633)	(6,200,344)	(10,400,700)	(3,158,674)	(6,970,692)
Other	(434,634)	(322,994)	(993,427)	(961,909)	(287,770)	(598,803)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(30,387,383)	42,100,179	(34,992,336)	(19,914,205)	(19,485,959)	(7,541,870)

NET INCREASE (DECREASE) IN NET ASSETS	(30,004,165)	61,270,580	(40,386,624)	6,974,054	(22,030,804)	7,854,794

NET ASSETS
Beginning of Year	170,543,917	109,273,337	133,930,971	126,956,917	61,143,719	53,288,925

End of Year	$140,539,752	$170,543,917	$93,544,347	$133,930,971	$39,112,915	$61,143,719

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,263,966	$218,315	$674,240	$172,154	$—	$—
Realized gain (loss)	5,266,798	817,848	5,081,802	(28,507)	3,771,306	(38,159)
Change in net unrealized appreciation (depreciation) on investments	(6,551,284)	2,910,086	(6,129,422)	4,164,746	(4,585,333)	8,929,482

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,520)	3,946,249	(373,380)	4,308,393	(814,027)	8,891,323

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,390,977	2,303,328	1,975,003	2,741,189	2,825,408	3,480,668
Transfers between variable and fixed accounts, net	(16,642,075)	1,811,002	(17,172,236)	5,052,734	(10,013,634)	(967,969)
Policy maintenance charges	(950,808)	(1,531,745)	(1,250,305)	(1,822,515)	(2,227,020)	(2,722,638)
Policy benefits and terminations	(641,866)	(1,245,430)	(1,049,210)	(1,275,970)	(2,181,682)	(5,240,517)
Other	(96,245)	(156,299)	(304,736)	(254,217)	(307,386)	(292,573)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(16,940,017)	1,180,856	(17,801,484)	4,441,221	(11,904,314)	(5,743,029)

NET INCREASE (DECREASE) IN NET ASSETS	(16,960,537)	5,127,105	(18,174,864)	8,749,614	(12,718,341)	3,148,294

NET ASSETS
Beginning of Year	22,737,491	17,610,386	27,952,549	19,202,935	42,009,117	38,860,823

End of Year	$5,776,954	$22,737,491	$9,777,685	$27,952,549	$29,290,776	$42,009,117

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Small-Cap Index		Small-Cap Value		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,075,046	$1,482,111	$1,318,156	$1,145,736	$—	$—
Realized gain (loss)	(8,342,532)	(9,742,303)	5,530,550	(3,912,063)	2,784,470	(897,632)
Change in net unrealized appreciation (depreciation) on investments	(554,394)	49,734,466	(5,489,902)	15,605,145	(547,421)	4,623,300

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,821,880)	41,474,274	1,358,804	12,838,818	2,237,049	3,725,668

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,593,942	10,897,091	4,839,937	4,794,332	1,448,276	1,373,502
Transfers between variable and fixed accounts, net	(10,161,658)	(11,973,084)	(8,164,737)	(7,926,306)	329,046	(278,437)
Policy maintenance charges	(9,793,394)	(10,637,062)	(3,332,783)	(3,683,014)	(1,222,115)	(1,256,568)
Policy benefits and terminations	(12,542,329)	(11,076,162)	(2,845,193)	(5,113,595)	(692,635)	(3,423,825)
Other	(582,092)	(470,594)	(310,283)	(705,508)	(300,484)	(125,638)

Net Decrease in Net Assets Derived from Policy Transactions	(23,485,531)	(23,259,811)	(9,813,059)	(12,634,091)	(437,912)	(3,710,966)

NET INCREASE (DECREASE) IN NET ASSETS	(31,307,411)	18,214,463	(8,454,255)	204,727	1,799,137	14,702

NET ASSETS
Beginning of Year	194,874,422	176,659,959	59,962,794	59,758,067	19,987,434	19,972,732

End of Year	$163,567,011	$194,874,422	$51,508,539	$59,962,794	$21,786,571	$19,987,434

	Real Estate		Technology		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$956,452	$—	$—	$2,866,905	$1,724,554
Realized gain (loss)	(3,072,735)	(15,711,821)	4,280,369	(2,262,520)	(8,605,522)	(9,067,176)
Change in net unrealized appreciation (depreciation) on investments	8,844,799	33,270,658	(5,139,754)	4,914,014	(21,078,605)	44,081,334

Net Increase (Decrease) in Net Assets Resulting from Operations	5,772,064	18,515,289	(859,385)	2,651,494	(26,817,222)	36,738,712

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,235,431	5,669,635	1,262,163	1,206,247	9,103,076	9,785,612
Transfers between variable and fixed accounts, net	4,539,498	(4,888,454)	(1,821,080)	2,007,157	(34,920,151)	13,168,090
Policy maintenance charges	(4,203,137)	(4,787,003)	(1,210,800)	(1,242,235)	(7,128,496)	(8,624,559)
Policy benefits and terminations	(3,375,144)	(3,931,835)	(673,257)	(2,613,690)	(6,148,954)	(11,161,995)
Other	(406,866)	(909,656)	(112,405)	(122,684)	(677,046)	(1,656,723)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,789,782	(8,847,313)	(2,555,379)	(765,205)	(39,771,571)	1,510,425

NET INCREASE (DECREASE) IN NET ASSETS	7,561,846	9,667,976	(3,414,764)	1,886,289	(66,588,793)	38,249,137

NET ASSETS
Beginning of Year	74,548,737	64,880,761	16,210,246	14,323,957	181,108,915	142,859,778

End of Year	$82,110,583	$74,548,737	$12,795,482	$16,210,246	$114,520,122	$181,108,915

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,032,956	$1,435,123	$2,147,199	$521,433	$11,209,450	$3,904,598
Realized gain (loss)	(22,255,711)	(12,575,662)	704,786	(2,948,565)	(14,548,308)	(7,621,588)
Change in net unrealized appreciation (depreciation) on investments	5,330,994	23,619,346	(3,603,754)	7,214,577	(11,889,207)	6,530,711

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,891,761)	12,478,807	(751,769)	4,787,445	(15,228,065)	2,813,721

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,283,981	11,554,717	1,655,873	2,554,678	9,979,239	12,818,542
Transfers between variable and fixed accounts, net	(3,996,347)	4,686,927	(14,674,977)	(1,503,096)	(19,589,683)	(14,254,835)
Policy maintenance charges	(7,856,792)	(9,501,903)	(1,098,883)	(1,698,206)	(7,693,531)	(9,858,059)
Policy benefits and terminations	(5,421,094)	(26,076,894)	(860,186)	(3,125,892)	(7,902,823)	(9,943,791)
Other	(574,480)	(1,306,905)	(119,232)	(167,896)	(447,375)	(962,153)

Net Decrease in Net Assets Derived from Policy Transactions	(8,564,732)	(20,644,058)	(15,097,405)	(3,940,412)	(25,654,173)	(22,200,296)

NET INCREASE (DECREASE) IN NET ASSETS	(17,456,493)	(8,165,251)	(15,849,174)	847,033	(40,882,238)	(19,386,575)

NET ASSETS
Beginning of Year	139,522,721	147,687,972	22,983,265	22,136,232	144,944,635	164,331,210

End of Year	$122,066,228	$139,522,721	$7,134,091	$22,983,265	$104,062,397	$144,944,635

	American Funds		Pacific Dynamix —		Pacific Dynamix —
	Asset Allocation		Conservative Growth		Moderate Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$196,021	$—	$46,601	$26,012	$130,980	$50,213
Realized gain	526,448	213,277	153,601	43,078	146,027	72,917
Change in net unrealized appreciation (depreciation) on investments	(680,616)	346,719	(145,938)	69,292	(231,016)	129,633

Net Increase in Net Assets Resulting from Operations	41,853	559,996	54,264	138,382	45,991	252,763

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	755,701	277,152	98,525	83,865	369,742	326,099
Transfers between variable and fixed accounts, net	1,331,790	1,016,989	761,740	942,980	2,601,743	2,028,514
Policy maintenance charges	(417,767)	(231,327)	(97,216)	(74,209)	(240,777)	(113,537)
Policy benefits and terminations	(156,492)	(40,145)	(483,335)	(24,881)	(304,693)	(3,385)
Other	(38,132)	(4,836)	(106,049)	(304)	(5,929)	(8,229)

Net Increase in Net Assets Derived from Policy Transactions	1,475,100	1,017,833	173,665	927,451	2,420,086	2,229,462

NET INCREASE IN NET ASSETS	1,516,953	1,577,829	227,929	1,065,833	2,466,077	2,482,225

NET ASSETS
Beginning of Year	4,074,039	2,496,210	1,572,701	506,868	3,305,173	822,948

End of Year	$5,590,992	$4,074,039	$1,800,630	$1,572,701	$5,771,250	$3,305,173

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2011
			Portfolio Optimization	Portfolio Optimization
	Pacific Dynamix - Growth		Conservative(1)	Moderate-Conservative(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$123,790	$49,011	$191,559	$376,666
Realized gain (loss)	182,327	220,841	(16,443)	(54,384)
Change in net unrealized appreciation (depreciation) on investments	(495,670)	146,159	(25,288)	(704,754)

Net Increase (Decrease) in Net Assets Resulting from Operations	(189,553)	416,011	149,828	(382,472)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	702,041	214,958	856,285	2,285,582
Transfers between variable and fixed accounts, net	2,943,100	2,319,689	22,503,628	50,373,719
Policy maintenance charges	(294,813)	(107,014)	(805,225)	(1,823,288)
Policy benefits and terminations	(221,640)	(48,771)	(523,640)	(853,726)
Other	(8,279)	18,952	(127,147)	(40,648)

Net Increase in Net Assets Derived from Policy Transactions	3,120,409	2,397,814	21,903,901	49,941,639

NET INCREASE IN NET ASSETS	2,930,856	2,813,825	22,053,729	49,559,167

NET ASSETS
Beginning of Year or Period	4,320,166	1,506,341	—	—

End of Year or Period	$7,251,022	$4,320,166	$22,053,729	$49,559,167

	Portfolio Optimization		Portfolio Optimization	Portfolio Optimization
	Moderate(1)		Growth(1)	Aggressive-Growth(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,275,891		$1,289,185	$427,428
Realized loss	(155,734)		(664,268)	(381,634)
Change in net unrealized depreciation on investments	(5,067,725)		(9,875,442)	(5,312,350)

Net Decrease in Net Assets Resulting from Operations	(3,947,568)		(9,250,525)	(5,266,556)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,691,152		14,627,774	5,714,422
Transfers between variable and fixed accounts, net	194,978,486		253,333,525	99,634,744
Policy maintenance charges	(7,276,271)		(9,402,837)	(4,199,251)
Policy benefits and terminations	(6,308,645)		(7,403,320)	(1,926,756)
Other	(541,453)		(776,150)	(390,648)

Net Increase in Net Assets Derived from Policy Transactions	190,543,269		250,378,992	98,832,511

NET INCREASE IN NET ASSETS	186,595,701		241,128,467	93,565,955

NET ASSETS
Beginning of Period	—		—	—

End of Period	$186,595,701		$241,128,467	$93,565,955

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	I		II		III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,912,524	$2,112,218	$—	$98,910	$—	$77,216
Realized gain (loss)	(6,349,738)	(7,904,229)	(487,374)	(2,052,885)	3,781,431	(1,939,475)
Change in net unrealized appreciation (depreciation) on investments	(3,840,637)	8,587,949	201,254	7,568,447	(6,626,511)	10,845,903

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,277,851)	2,795,938	(286,120)	5,614,472	(2,845,080)	8,983,644

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,536,310	4,305,641	2,328,387	1,826,338	2,636,195	2,360,808
Transfers between variable and fixed accounts, net	(2,465,529)	953,476	121,530	(520,340)	(1,087,213)	(4,255,208)
Policy maintenance charges	(2,792,773)	(3,256,403)	(1,472,247)	(1,540,721)	(1,716,423)	(1,830,132)
Policy benefits and terminations	(2,583,924)	(2,964,247)	(1,418,757)	(949,201)	(1,607,034)	(1,294,649)
Other	(91,288)	(541,535)	(166,480)	(633,220)	304,216	(380,514)

Net Decrease in Net Assets Derived from Policy Transactions	(3,397,204)	(1,503,068)	(607,567)	(1,817,144)	(1,470,259)	(5,399,695)

NET INCREASE (DECREASE) IN NET ASSETS	(11,675,055)	1,292,870	(893,687)	3,797,328	(4,315,339)	3,583,949

NET ASSETS
Beginning of Year	67,038,953	65,746,083	30,149,494	26,352,166	41,562,417	37,978,468

End of Year	$55,363,898	$67,038,953	$29,255,807	$30,149,494	$37,247,078	$41,562,417

			BlackRock Basic Value		BlackRock Global Allocation
	V		V.I. Class III		V.I. Class III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$70,884	$153,962	$203,438	$139,102	$1,060,094	$516,708
Realized gain (loss)	(697,117)	(2,501,565)	275,003	(958,552)	2,463,173	(494,646)
Change in net unrealized appreciation (depreciation) on investments	(37,731)	4,051,415	(775,821)	1,942,515	(5,349,407)	4,080,790

Net Increase (Decrease) in Net Assets Resulting from Operations	(663,964)	1,703,812	(297,380)	1,123,065	(1,826,140)	4,102,852

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,445,655	1,679,902	784,384	708,978	4,793,498	4,027,073
Transfers between variable and fixed accounts, net	(1,603,174)	(2,415,588)	2,374,538	3,644,525	(176,617)	9,596,980
Policy maintenance charges	(1,073,224)	(1,301,854)	(628,343)	(573,982)	(2,899,740)	(3,423,527)
Policy benefits and terminations	(1,197,958)	(776,466)	(310,140)	(3,214,020)	(3,731,416)	(3,271,069)
Other	92,055	(483,261)	(77,943)	(68,473)	(722,868)	(375,752)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,336,646)	(3,297,267)	2,142,496	497,028	(2,737,143)	6,553,705

NET INCREASE (DECREASE) IN NET ASSETS	(3,000,610)	(1,593,455)	1,845,116	1,620,093	(4,563,283)	10,656,557

NET ASSETS
Beginning of Year	21,502,371	23,095,826	10,530,254	8,910,161	49,169,377	38,512,820

End of Year	$18,501,761	$21,502,371	$12,375,370	$10,530,254	$44,606,094	$49,169,377

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Fidelity VIP Contrafund		Fidelity VIP Freedom Income		Fidelity VIP Freedom 2010
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$398,927	$450,372	$15,096	$13,155	$35,633	$35,573
Realized gain (loss)	(1,170,176)	(7,076,165)	14,912	43,226	101,638	65,917
Change in net unrealized appreciation (depreciation) on investments	(760,253)	13,780,296	(19,787)	(2,258)	(171,189)	40,547

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,531,502)	7,154,503	10,221	54,123	(33,918)	142,037

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,519,030	3,532,988	112,813	83,506	637,306	82,334
Transfers between variable and fixed accounts, net	1,817,577	(3,480,665)	131,853	39,537	(319,299)	963,696
Policy maintenance charges	(2,774,775)	(2,565,436)	(64,566)	(62,534)	(135,388)	(84,161)
Policy benefits and terminations	(1,755,318)	(2,551,318)	(22,532)	(30,833)	(226,239)	(22,610)
Other	(35,637)	(661,815)	96	2	(12,274)	(760)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	770,877	(5,726,246)	157,664	29,678	(55,894)	938,499

NET INCREASE (DECREASE) IN NET ASSETS	(760,625)	1,428,257	167,885	83,801	(89,812)	1,080,536

NET ASSETS
Beginning of Year	48,458,548	47,030,291	797,455	713,654	1,918,804	838,268

End of Year	$47,697,923	$48,458,548	$965,340	$797,455	$1,828,992	$1,918,804

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$55,097	$46,884	$75,668	$48,825	$81,296	$78,448
Realized gain (loss)	205,790	39,732	144,896	56,485	(75,769)	(45,342)
Change in net unrealized appreciation (depreciation) on investments	(281,350)	125,281	(304,522)	185,610	(114,254)	417,439

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,463)	211,897	(83,958)	290,920	(108,727)	450,545

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	413,876	146,603	692,283	296,486	326,203	254,850
Transfers between variable and fixed accounts, net	529,360	899,037	945,553	928,943	336,786	1,356,334
Policy maintenance charges	(173,843)	(126,732)	(236,650)	(171,032)	(260,223)	(199,344)
Policy benefits and terminations	(424,742)	(12,790)	(138,363)	(82,391)	(173,443)	(48,226)
Other	22,642	5,027	(46,401)	888	(8,632)	(22,088)

Net Increase in Net Assets Derived from Policy Transactions	367,293	911,145	1,216,422	972,894	220,691	1,341,526

NET INCREASE IN NET ASSETS	346,830	1,123,042	1,132,464	1,263,814	111,964	1,792,071

NET ASSETS
Beginning of Year	2,528,048	1,405,006	2,599,739	1,335,925	4,194,767	2,402,696

End of Year	$2,874,878	$2,528,048	$3,732,203	$2,599,739	$4,306,731	$4,194,767

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Fidelity VIP Freedom 2030		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$47,732	$32,033	$6,394	$860	$7,420	$37,805
Realized gain (loss)	67,270	239,185	445,924	(1,372,302)	(549,639)	(972,201)
Change in net unrealized appreciation (depreciation) on investments	(210,371)	88,301	(673,122)	1,862,917	(3,327,016)	8,869,825
					=
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,369)	359,519	(220,804)	491,475	(3,869,235)	7,935,429
					=
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	416,119	392,094	320,019	275,502	2,499,873	2,121,179
Transfers between variable and fixed accounts, net	655,815	(1,150,117)	1,847,484	(2,936,765)	(254,577)	(448,681)
Policy maintenance charges	(168,172)	(159,437)	(233,719)	(182,486)	(1,577,919)	(1,543,981)
Policy benefits and terminations	(295,909)	(89,197)	(101,813)	(155,917)	(1,439,956)	(1,343,947)
Other	7,375	(26,046)	(117,011)	(33,420)	(233,280)	(323,322)
					=
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	615,228	(1,032,703)	1,714,960	(3,033,086)	(1,005,859)	(1,538,752)
					=
NET INCREASE (DECREASE) IN NET ASSETS	519,859	(673,184)	1,494,156	(2,541,611)	(4,875,094)	6,396,677
					=
NET ASSETS
Beginning of Year	1,974,122	2,647,306	3,171,496	5,713,107	34,889,900	28,493,223
					=
End of Year	$2,493,981	$1,974,122	$4,665,652	$3,171,496	$30,014,806	$34,889,900

	Fidelity VIP Value Strategies		Templeton Global Bond		GE Investments
	Service Class 2		Securities Class 2(1)		Total Return Class 3(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$23,208	$10,780	$1,278,998	$7,892	$7,073	$1,597
Realized gain	412,938	532,665	269,234	20,721	6,124	298
Change in net unrealized appreciation (depreciation) on investments	(890,165)	186,572	(2,467,148)	513,936	(29,115)	5,604
					=
Net Increase (Decrease) in Net Assets Resulting from Operations	(454,019)	730,017	(918,916)	542,549	(15,918)	7,499
					=
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	489,775	332,242	1,853,335	230,201	70,992	37,330
Transfers between variable and fixed accounts, net	(735,575)	1,392,889	16,025,787	13,870,288	289,739	99,015
Policy maintenance charges	(313,282)	(309,785)	(1,138,496)	(207,902)	(34,884)	(4,162)
Policy benefits and terminations	(212,194)	(308,545)	(539,270)	(98,360)	(5,926)	—
Other	(7,307)	(120,336)	(293,266)	(6,799)	2,089	685
					=
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(778,583)	986,465	15,908,090	13,787,428	322,010	132,868
					=
NET INCREASE (DECREASE) IN NET ASSETS	(1,232,602)	1,716,482	14,989,174	14,329,977	306,092	140,367
					=
NET ASSETS
Beginning of Year or Period	4,065,449	2,348,967	14,329,977	—	140,367	—
					=
End of Year or Period	$2,832,847	$4,065,449	$29,319,151	$14,329,977	$446,459	$140,367

(1)	Operations commenced on May 3, 2010.

(2)	Operations commenced on May 19, 2010.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Overseas		Enterprise		Lazard Retirement
	Service Class		Service Class		U.S. Strategic Equity Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$182,577	$241,552	$—	$—	$6,910	$3,436
Realized gain (loss)	3,760,478	(659,604)	287,767	(331,875)	34,511	32,829
Change in net unrealized appreciation (depreciation) on investments	(21,247,438)	10,379,495	(334,151)	1,072,261	(42,274)	21,063

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,304,383)	9,961,443	(46,384)	740,386	(853)	57,328

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,186,462	2,745,739	214,001	229,064	63,853	44,245
Transfers between variable and fixed accounts, net	(3,426,011)	8,929,313	(371,733)	(753,466)	164,598	30,297
Policy maintenance charges	(1,848,871)	(1,849,163)	(187,188)	(165,597)	(37,563)	(27,349)
Policy benefits and terminations	(1,033,996)	(1,027,369)	(233,695)	(78,507)	(4,898)	(9)
Other	(71,450)	(299,868)	(24,278)	14,057	(6,490)	(2,593)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,193,866)	8,498,652	(602,893)	(754,449)	179,500	44,591

NET INCREASE (DECREASE) IN NET ASSETS	(20,498,249)	18,460,095	(649,277)	(14,063)	178,647	101,919

NET ASSETS
Beginning of Year	54,699,088	36,238,993	3,865,363	3,879,426	525,439	423,520

End of Year	$34,200,839	$54,699,088	$3,216,086	$3,865,363	$704,086	$525,439

	Legg Mason ClearBridge Variable		Legg Mason ClearBridge Variable		Lord Abbett
	Aggressive Growth — Class II		Mid Cap Core — Class II		Fundamental Equity Class VC(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$30,618	$5,355
Realized gain	90,465	40,059	528,901	370,452	560,752	18,835
Change in net unrealized appreciation (depreciation) on investments	(136,668)	60,030	(646,227)	753,288	(977,294)	209,720

Net Increase (Decrease) in Net Assets Resulting from Operations	(46,203)	100,089	(117,326)	1,123,740	(385,924)	233,910

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	111,198	76,278	324,116	240,054	297,924	33,305
Transfers between variable and fixed accounts, net	737,939	100,727	(2,018,447)	(277,542)	13,064,513	1,872,486
Policy maintenance charges	(92,163)	(59,444)	(401,290)	(395,149)	(190,611)	(20,824)
Policy benefits and terminations	(23,377)	(103,051)	(59,259)	(87,988)	(93,590)	(22,779)
Other	(1,213)	(723)	32,442	182,599	(1,518)	(1,630)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	732,384	13,787	(2,122,438)	(338,026)	13,076,718	1,860,558

NET INCREASE (DECREASE) IN NET ASSETS	686,181	113,876	(2,239,764)	785,714	12,690,794	2,094,468

NET ASSETS
Beginning of Year or Period	766,440	652,564	8,060,379	7,274,665	2,094,468	—

End of Year or Period	$1,452,621	$766,440	$5,820,615	$8,060,379	$14,785,262	$2,094,468

(1)	Operations commenced on May 12, 2010.
See Note to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	MFS New Discovery Series		MFS Utilities Series		PIMCO Global
	Service Class		Service Class		Multi-Asset — Advisor Class(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$522,312	$346,929	$89,644
Realized gain (loss)	1,708,954	625,712	279,541	(103,849)	98,459
Change in net unrealized appreciation (depreciation) on investments	(2,532,626)	998,607	179,397	1,797,486	(911,213)

Net Increase (Decrease) in Net Assets Resulting from Operations	(823,672)	1,624,319	981,250	2,040,566	(723,110)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	492,419	447,955	566,586	476,460	304,984
Transfers between variable and fixed accounts, net	(1,619,880)	2,896,747	652,125	11,597,865	13,775,983
Policy maintenance charges	(392,395)	(234,150)	(753,942)	(585,870)	(270,649)
Policy benefits and terminations	(240,044)	(216,949)	(206,513)	(154,888)	—
Other	100,053	(142,959)	29,232	(131,167)	10,437

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,659,847)	2,750,644	287,488	11,202,400	13,820,755

NET INCREASE (DECREASE) IN NET ASSETS	(2,483,519)	4,374,963	1,268,738	13,242,966	13,097,645

NET ASSETS
Beginning of Year or Period	7,435,506	3,060,543	16,391,189	3,148,223	—

End of Year or Period	$4,951,987	$7,435,506	$17,659,927	$16,391,189	$13,097,645

	Royce Micro-Cap		T. Rowe Price		T. Rowe Price
	Service Class(2)		Blue Chip Growth — II		Equity Income — II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$34,730	$13,501	$—	$—	$689,279	$582,445
Realized gain (loss)	52,570	8,792	1,047,184	(427,545)	(1,421,274)	(1,581,815)
Change in net unrealized appreciation (depreciation) on investments	(300,504)	90,392	(819,104)	1,677,090	197,011	6,302,263

Net Increase (Decrease) in Net Assets Resulting from Operations	(213,204)	112,685	228,080	1,249,545	(534,984)	5,302,893

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	104,728	12,162	1,106,815	947,639	2,493,509	2,209,310
Transfers between variable and fixed accounts, net	663,969	817,121	5,395,509	1,632,805	610,935	10,607,927
Policy maintenance charges	(67,501)	(9,763)	(824,663)	(637,025)	(2,079,210)	(1,643,448)
Policy benefits and terminations	(51,104)	(1,000)	(324,295)	(324,527)	(1,160,317)	(705,040)
Other	(45,844)	2,577	9,336	(53,609)	25,499	(562,576)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	604,248	821,097	5,362,702	1,565,283	(109,584)	9,906,173

NET INCREASE (DECREASE) IN NET ASSETS	391,044	933,782	5,590,782	2,814,828	(644,568)	15,209,066

NET ASSETS
Beginning of Year or Period	933,782	—	9,946,992	7,132,164	43,590,084	28,381,018

End of Year or Period	$1,324,826	$933,782	$15,537,774	$9,946,992	$42,945,516	$43,590,084

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on May 13, 2010.
See Note to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2011	2010
	Van Eck VIP
	Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$909,188	$255,211
Realized gain (loss)	791,637	(3,870,060)
Change in net unrealized appreciation (depreciation) on investments	(14,736,099)	20,792,477

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,035,274)	17,177,628

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	4,190,933	4,125,916
Transfers between variable and fixed accounts, net	(136,543)	(2,124,483)
Policy maintenance charges	(3,431,988)	(3,316,224)
Policy benefits and terminations	(2,122,158)	(3,556,709)
Other	(772,239)	(276,055)

Net Decrease in Net Assets Derived from Policy Transactions	(2,271,995)	(5,147,555)

NET INCREASE (DECREASE) IN NET ASSETS	(15,307,269)	12,030,073

NET ASSETS
Beginning of Year	79,670,244	67,640,171

End of Year	$64,362,975	$79,670,244

See Note to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding (1)	Assets (1)	Ratio (2)	Income Ratio (3)	Return (4)

Cash Management
2011	$23.40	9,807,833	$229,540,525	0.00%	0.00%	0.00%
2010	23.40	9,729,669	227,712,157	0.00%	0.01%	(0.05%)
2009	23.42	12,533,277	293,482,779	0.00%	0.25%	0.17%
2008	23.38	12,712,480	297,173,335	0.00%	2.15%	2.36%
2007	22.84	10,196,175	232,852,629	0.00%	4.85%	4.99%

Diversified Bond
2011	$12.84	1,163,981	$14,941,102	0.00%	14.42%	5.94%
2010	12.12	3,791,432	45,938,881	0.00%	3.22%	8.04%
2009	11.21	2,677,541	30,027,134	0.00%	3.80%	14.13%
2008	9.83	2,379,452	23,379,628	0.00%	3.84%	(7.80%)
2007	10.66	2,668,272	28,436,894	0.00%	5.09%	1.32%

Floating Rate Loan
2011	$9.49	726,283	$6,889,231	0.00%	17.98%	2.50%
2010	9.25	1,809,305	16,743,085	0.00%	4.72%	7.27%
2009	8.63	1,711,048	14,760,251	0.00%	5.08%	24.31%
2008	6.94	1,012,929	7,029,314	0.00%	6.98%	(29.28%)
05/04/2007 - 12/31/2007	9.81	962,991	9,449,518	0.00%	7.28%	(1.89%)

High Yield Bond
2011	$51.45	1,670,019	$85,927,432	0.00%	11.61%	3.42%
2010	49.75	1,872,440	93,159,865	0.00%	7.72%	14.52%
2009	43.44	2,237,443	97,202,439	0.00%	7.99%	39.87%
2008	31.06	2,132,137	66,223,004	0.00%	8.71%	(22.20%)
2007	39.92	1,924,183	76,816,614	0.00%	7.58%	2.44%

Inflation Managed
2011	$55.87	2,624,196	$146,625,982	0.00%	5.57%	11.85%
2010	49.95	3,620,675	180,867,220	0.00%	1.99%	8.78%
2009	45.92	3,815,481	175,218,196	0.00%	4.10%	20.80%
2008	38.02	4,059,495	154,324,441	0.00%	2.85%	(9.34%)
2007	41.93	4,204,544	176,308,909	0.00%	4.27%	10.14%

Inflation Protected (5)
05/03/2011 - 12/31/2011	$10.81	118,662	$1,282,543	0.00%	9.29%	8.02%

Managed Bond
2011	$56.94	6,113,636	$348,099,793	0.00%	5.13%	3.84%
2010	54.83	8,533,863	467,929,988	0.00%	3.43%	8.96%
2009	50.32	8,992,559	452,533,114	0.00%	6.81%	21.01%
2008	41.59	9,106,840	378,720,069	0.00%	4.41%	(1.71%)
2007	42.31	9,776,620	413,635,229	0.00%	4.47%	8.53%

Short Duration Bond
2011	$12.16	4,110,452	$49,983,055	0.00%	3.26%	0.87%
2010	12.05	5,041,165	60,769,943	0.00%	1.54%	3.40%
2009	11.66	3,846,075	44,837,724	0.00%	3.13%	8.66%
2008	10.73	3,900,654	41,850,977	0.00%	3.87%	(5.09%)
2007	11.31	4,049,884	45,784,334	0.00%	4.52%	4.47%

American Funds Growth
2011	$12.89	3,728,587	$48,043,569	0.00%	0.19%	(4.66%)
2010 (6)	13.51	4,956,516	66,985,476	0.00%	0.00%	18.26%
2009	11.43	5,195,477	59,372,649	0.00%	0.13%	38.86%
2008	8.23	5,627,232	46,308,882	0.00%	0.60%	(44.19%)
2007	14.74	4,288,451	63,232,628	0.00%	0.42%	11.93%

American Funds Growth-Income
2011	$11.60	3,128,493	$36,283,431	0.00%	0.80%	(2.24%)
2010 (6)	11.86	4,900,290	58,132,621	0.00%	0.00%	11.03%
2009	10.68	5,610,441	59,947,385	0.00%	1.26%	30.74%
2008	8.17	5,619,154	45,924,261	0.00%	1.41%	(38.08%)
2007	13.20	5,233,800	69,080,372	0.00%	1.31%	4.66%

Comstock
2011	$11.43	2,349,076	$26,852,173	0.00%	6.47%	(2.11%)
2010	11.68	5,245,577	61,251,900	0.00%	1.25%	15.42%
2009	10.12	6,250,352	63,233,426	0.00%	1.52%	28.68%
2008	7.86	5,767,472	45,345,266	0.00%	2.02%	(36.79%)
2007	12.44	6,703,119	83,377,663	0.00%	1.54%	(3.01%)

Dividend Growth
2011	$13.62	2,187,849	$29,801,647	0.00%	2.88%	3.27%
2010	13.19	3,364,536	44,378,646	0.00%	0.97%	10.77%
2009	11.91	2,937,995	34,983,770	0.00%	1.66%	32.40%
2008	8.99	3,700,234	33,277,837	0.00%	1.04%	(39.07%)
2007	14.76	4,824,065	71,202,866	0.00%	0.71%	1.19%

Equity Index
2011	$52.65	7,316,815	$385,210,001	0.00%	2.87%	1.82%
2010	51.70	8,351,318	431,802,329	0.00%	1.97%	14.81%
2009	45.04	9,693,106	436,544,053	0.00%	1.79%	26.36%
2008	35.64	9,749,024	347,463,802	0.00%	2.00%	(37.35%)
2007	56.89	9,701,628	551,923,775	0.00%	1.84%	5.23%

See Notes to Financial Statements	See explanation of references on H-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding (1)	Assets (1)	Ratio (2)	Income Ratio (3)	Return (4)

Focused 30

2011	$12.28	2,265,926	$27,831,763	0.00%	0.00%	(9.70%)
2010	13.60	2,855,173	38,834,565	0.00%	0.00%	10.35%
2009	12.33	2,819,667	34,755,997	0.00%	0.00%	50.43%
2008	8.19	3,634,894	29,783,940	0.00%	0.05%	(50.14%)
2007	16.43	3,080,715	50,627,718	0.00%	0.43%	31.84%

Growth LT
2011	$42.58	3,552,818	$151,285,674	0.00%	1.01%	(6.06%)
2010	45.33	4,365,102	197,865,242	0.00%	1.09%	11.24%
2009	40.75	4,914,745	200,271,001	0.00%	1.07%	37.28%
2008	29.68	5,471,535	162,407,213	0.00%	0.49%	(40.95%)
2007	50.27	6,242,947	313,824,437	0.00%	0.44%	15.63%

Large-Cap Growth
2011	$7.31	4,604,383	$33,640,559	0.00%	0.00%	1.07%
2010	7.23	7,661,406	55,384,511	0.00%	0.00%	14.53%
2009	6.31	8,196,379	51,736,439	0.00%	0.06%	40.50%
2008	4.49	7,385,240	33,179,269	0.00%	0.00%	(50.47%)
2007	9.07	6,937,338	62,931,690	0.00%	0.00%	21.63%

Large-Cap Value
2011	$15.92	5,123,670	$81,564,536	0.00%	6.20%	4.72%
2010	15.20	8,424,306	128,066,111	0.00%	1.54%	9.08%
2009	13.94	8,956,147	124,817,482	0.00%	2.11%	23.13%
2008	11.32	8,744,818	98,977,865	0.00%	1.76%	(34.80%)
2007	17.36	9,143,314	158,714,149	0.00%	1.18%	3.54%

Long/Short Large-Cap
2011	$9.20	526,709	$4,847,659	0.00%	3.49%	(2.60%)
2010	9.45	3,041,545	28,741,857	0.00%	0.86%	12.22%
2009	8.42	2,826,468	23,800,021	0.00%	0.92%	27.56%
05/02/2008 - 12/31/2008	6.60	1,785,967	11,789,340	0.00%	0.97%	(35.04%)

Main Street Core
2011	$51.00	2,755,477	$140,539,752	0.00%	1.17%	0.48%
2010	50.76	3,359,667	170,543,917	0.00%	1.09%	16.14%
2009	43.71	2,500,133	109,273,337	0.00%	1.51%	29.36%
2008	33.79	2,911,427	98,370,807	0.00%	1.39%	(38.87%)
2007	55.27	3,102,111	171,459,406	0.00%	1.20%	4.40%

Mid-Cap Equity
2011	$24.64	3,795,678	$93,544,347	0.00%	0.78%	(5.40%)
2010	26.05	5,141,209	133,930,971	0.00%	0.95%	23.49%
2009	21.09	6,018,439	126,956,917	0.00%	1.12%	39.65%
2008	15.11	7,822,686	118,162,029	0.00%	1.58%	(39.00%)
2007	24.76	8,230,390	203,798,206	0.00%	0.74%	(2.15%)

Mid-Cap Growth
2011	$10.62	3,682,241	$39,112,915	0.00%	0.00%	(7.81%)
2010	11.52	5,306,875	61,143,719	0.00%	0.19%	33.32%
2009	8.64	6,166,014	53,288,925	0.00%	0.35%	59.33%
2008	5.42	5,938,701	32,212,994	0.00%	0.12%	(48.36%)
2007	10.50	6,666,596	70,025,236	0.00%	0.48%	22.92%

Mid-Cap Value
2011	$16.66	346,695	$5,776,954	0.00%	8.46%	(5.69%)
2010	17.67	1,286,973	22,737,491	0.00%	1.10%	21.20%
02/13/2009 - 12/31/2009	14.58	1,208,072	17,610,386	0.00%	1.03%	42.90%

Small-Cap Equity
2011	$16.23	602,541	$9,777,685	0.00%	3.48%	(3.38%)
2010	16.79	1,664,356	27,952,549	0.00%	0.74%	20.11%
2009	13.98	1,373,316	19,202,935	0.00%	0.79%	30.22%
2008	10.74	1,349,982	14,496,396	0.00%	0.62%	(26.11%)
2007	14.53	785,370	11,413,846	0.00%	0.24%	6.04%

Small-Cap Growth
2011	$14.88	1,968,016	$29,290,776	0.00%	0.00%	(3.10%)
2010	15.36	2,735,185	42,009,117	0.00%	0.00%	26.01%
2009	12.19	3,188,386	38,860,823	0.00%	0.00%	47.44%
2008	8.27	3,474,237	28,720,306	0.00%	0.00%	(47.11%)
2007	15.63	3,236,389	50,586,573	0.00%	0.00%	15.10%

Small-Cap Index
2011	$18.97	8,623,110	$163,567,011	0.00%	0.59%	(4.51%)
2010	19.86	9,810,313	194,874,422	0.00%	0.84%	26.42%
2009	15.71	11,242,905	176,659,959	0.00%	1.19%	28.19%
2008	12.26	12,603,955	154,492,786	0.00%	2.04%	(35.03%)
2007	18.87	14,234,769	268,559,624	0.00%	1.25%	(2.02%)

Small-Cap Value
2011	$25.94	1,985,392	$51,508,539	0.00%	2.22%	2.31%
2010	25.36	2,364,561	59,962,794	0.00%	2.04%	25.34%
2009	20.23	2,953,532	59,758,067	0.00%	2.59%	27.18%
2008	15.91	3,018,819	48,025,798	0.00%	2.59%	(28.23%)
2007	22.16	2,748,103	60,911,384	0.00%	1.85%	3.14%

See Notes to Financial Statements	See explanation of references on H-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding (1)	Assets (1)	Ratio (2)	Income Ratio (3)	Return (4)

Health Sciences

2011	$19.28	1,130,211	$21,786,571	0.00%	0.00%	11.94%
2010	17.22	1,160,667	19,987,434	0.00%	0.00%	23.34%
2009	13.96	1,430,534	19,972,732	0.00%	0.12%	27.23%
2008	10.97	1,580,888	17,348,617	0.00%	1.27%	(28.16%)
2007	15.28	1,525,560	23,304,460	0.00%	0.00%	16.47%

Real Estate
2011	$40.38	2,033,634	$82,110,583	0.00%	0.00%	6.12%
2010	38.05	1,959,415	74,548,737	0.00%	1.37%	30.54%
2009	29.15	2,226,122	64,880,761	0.00%	2.08%	32.27%
2011	22.03	2,452,417	54,036,431	0.00%	3.75%	(39.99%)
2007	36.71	2,496,462	91,656,848	0.00%	1.02%	(16.16%)

Technology
2011	$6.88	1,859,232	$12,795,482	0.00%	0.00%	(4.90%)
2010	7.24	2,239,991	16,210,246	0.00%	0.00%	21.50%
2009	5.96	2,404,956	14,323,957	0.00%	0.00%	52.57%
2008	3.90	2,581,728	10,078,433	0.00%	0.10%	(51.64%)
2007	8.07	2,811,966	22,697,317	0.00%	0.05%	23.03%

Emerging Markets
2011	$33.05	3,464,655	$114,520,122	0.00%	1.95%	(17.97%)
2010	40.29	4,494,799	181,108,915	0.00%	1.14%	27.02%
2009	31.72	4,503,441	142,859,778	0.00%	0.95%	84.79%
2008	17.17	4,798,685	82,375,964	0.00%	1.48%	(47.68%)
2007	32.81	5,417,715	177,769,491	0.00%	1.16%	33.09%

International Large-Cap
2011	$10.96	11,139,700	$122,066,228	0.00%	6.20%	(10.12%)
2010	12.19	11,444,631	139,522,721	0.00%	1.10%	10.38%
2009	11.05	13,371,427	147,687,972	0.00%	1.63%	33.61%
2008	8.27	14,676,980	121,327,391	0.00%	2.16%	(35.35%)
2007	12.79	15,067,071	192,663,328	0.00%	1.58%	9.26%

International Small-Cap
2011	$8.04	887,630	$7,134,091	0.00%	13.78%	(12.27%)
2010	9.16	2,508,860	22,983,265	0.00%	2.56%	24.86%
2009	7.34	3,017,020	22,136,232	0.00%	1.53%	30.28%
2008	5.63	2,683,144	15,110,867	0.00%	2.30%	(47.84%)
2007	10.80	2,202,534	23,781,576	0.00%	1.34%	4.73%

International Value
2011	$20.77	5,009,545	$104,062,397	0.00%	8.76%	(12.90%)
2010	23.85	6,077,155	144,944,635	0.00%	2.66%	2.59%
2009	23.25	7,068,121	164,331,210	0.00%	2.21%	28.00%
2008	18.16	8,230,656	149,496,258	0.00%	2.77%	(47.78%)
2007	34.78	8,793,719	305,888,339	0.00%	2.01%	6.24%

American Funds Asset Allocation
2011	$14.68	380,895	$5,590,992	0.00%	3.60%	0.93%
2010	14.54	280,119	4,074,039	0.00%	0.00%	12.04%
02/26/2009 - 12/31/2009	12.98	192,292	2,496,210	0.00%	4.73%	36.71%

Pacific Dynamix — Conservative Growth
2011	$12.97	138,858	$1,800,630	0.00%	3.26%	2.92%
2010	12.60	124,819	1,572,701	0.00%	2.01%	10.28%
07/06/2009 - 12/31/2009	11.43	44,364	506,868	0.00%	5.68%	12.29%

Pacific Dynamix — Moderate Growth
2011	$13.45	429,098	$5,771,250	0.00%	3.19%	0.48%
2010	13.39	246,917	3,305,173	0.00%	2.56%	11.92%
05/22/2009 - 12/31/2009	11.96	68,810	822,948	0.00%	4.19%	17.75%

Pacific Dynamix — Growth
2011	$13.89	521,999	$7,251,022	0.00%	1.94%	(1.85%)
2010	14.15	305,265	4,320,166	0.00%	1.74%	13.82%
05/26/2009 - 12/31/2009	12.43	121,148	1,506,341	0.00%	1.88%	19.49%

Portfolio Optimization Conservative (5)
05/02/2011 - 12/31/2011	$9.95	2,216,948	$22,053,729	0.00%	1.74%	(0.52%)

Portfolio Optimization Moderate-Conservative (5)
05/10/2011 - 12/31/2011	$9.67	5,122,447	$49,559,167	0.00%	1.54%	(3.07%)

Portfolio Optimization Moderate (5)
05/02/2011 - 12/31/2011	$9.40	19,851,605	$186,595,701	0.00%	1.35%	(6.00%)

Portfolio Optimization Growth (5)
05/02/2011 - 12/31/2011	$9.14	26,380,395	$241,128,467	0.00%	1.03%	(8.60%)

Portfolio Optimization Aggressive-Growth (5)
05/06/2011 - 12/31/2011	$8.86	10,558,362	$93,565,955	0.00%	0.88%	(9.63%)

I
2011	$25.69	2,155,165	$55,363,898	0.00%	3.09%	(13.56%)
2010	29.72	2,255,782	67,038,953	0.00%	3.29%	4.61%
2009	28.41	2,314,197	65,746,083	0.00%	2.42%	25.28%
2008	22.68	2,613,074	59,256,956	0.00%	3.12%	(39.84%)
2007	37.70	3,147,799	118,662,254	0.00%	2.05%	8.01%

See Notes to Financial Statements	See explanation of references on H-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding (1)	Assets (1)	Ratio (2)	Income Ratio (3)	Return (4)

II
2011	$23.81	1,228,910	$29,255,807	0.00%	0.00%	(0.80%)
2010	24.00	1,256,305	30,149,494	0.00%	0.37%	23.06%
2009	19.50	1,351,335	26,352,166	0.00%	0.64%	37.40%
2008	14.19	1,546,955	21,954,840	0.00%	0.02%	(48.97%)
2007	27.81	1,388,785	38,626,287	0.00%	0.37%	22.43%

III
2011	$38.68	963,059	$37,247,078	0.00%	0.00%	(7.22%)
2010	41.69	997,020	41,562,417	0.00%	0.21%	27.00%
2009	32.82	1,157,067	37,978,468	0.00%	0.04%	48.61%
2008	22.09	1,347,597	29,764,785	0.00%	0.00%	(42.03%)
2007	38.10	1,330,308	50,686,469	0.00%	0.00%	11.92%

V
2011	$14.49	1,276,782	$18,501,761	0.00%	0.37%	(4.11%)
2010	15.11	1,422,833	21,502,371	0.00%	0.75%	9.27%
2009	13.83	1,670,010	23,095,826	0.00%	0.83%	24.58%
2008	11.10	1,829,893	20,313,595	0.00%	0.05%	(34.48%)
2007	16.94	1,446,522	24,509,629	0.00%	0.62%	5.44%

BlackRock Basic Value V.I. Class III
2011	$11.41	1,084,978	$12,375,370	0.00%	1.73%	(2.78%)
2010	11.73	897,535	10,530,254	0.00%	1.39%	12.51%
2009	10.43	854,477	8,910,161	0.00%	2.13%	30.87%
2008	7.97	678,596	5,407,138	0.00%	2.78%	(36.91%)
2007	12.63	397,583	5,021,114	0.00%	1.64%	1.53%

BlackRock Global Allocation V.I. Class III
2011	$15.26	2,923,677	$44,606,094	0.00%	2.24%	(3.64%)
2010	15.83	3,105,465	49,169,377	0.00%	1.26%	9.76%
2009	14.43	2,669,828	38,512,820	0.00%	2.18%	20.92%
2008	11.93	1,864,286	22,240,628	0.00%	2.73%	(19.67%)
2007	14.85	793,421	11,783,611	0.00%	4.57%	16.75%

Fidelity VIP Contrafund Service Class 2
2011	$13.26	3,597,347	$47,697,923	0.00%	0.80%	(2.78%)
2010	13.64	3,552,968	48,458,548	0.00%	1.03%	16.93%
2009	11.66	4,031,894	47,030,291	0.00%	1.20%	35.47%
2008	8.61	4,143,220	35,675,424	0.00%	0.82%	(42.69%)
2007	15.02	3,792,886	56,986,250	0.00%	0.91%	17.30%

Fidelity VIP Freedom Income Service Class 2
2011	$11.16	86,488	$965,340	0.00%	1.64%	1.39%
2010	11.01	72,439	797,455	0.00%	1.69%	7.25%
2009	10.26	69,529	713,654	0.00%	4.15%	14.64%
2008	8.95	39,492	353,588	0.00%	14.21%	(10.70%)
10/29/2007 - 12/31/2007	10.03	1,143	11,458	0.00%	See Note (7)	(0.35%)

Fidelity VIP Freedom 2010 Service Class 2
2011	$10.30	177,565	$1,828,992	0.00%	1.74%	(0.43%)
2010	10.34	185,488	1,918,804	0.00%	3.16%	12.55%
2009	9.19	91,200	838,268	0.00%	5.16%	23.95%
2008	7.42	53,161	394,202	0.00%	0.70%	(25.17%)
12/13/2007 - 12/31/2007	9.91	8,484	84,073	0.00%	See Note (7)	(0.11%)

Fidelity VIP Freedom 2015 Service Class 2
2011	$10.08	285,336	$2,874,878	0.00%	1.88%	(0.52%)
2010	10.13	249,617	2,528,048	0.00%	2.83%	12.79%
2009	8.98	156,467	1,405,006	0.00%	4.00%	25.02%
2008	7.18	100,154	719,351	0.00%	4.61%	(27.30%)
10/26/2007 - 12/31/2007	9.88	34,170	337,562	0.00%	See Note (7)	(2.12%)

Fidelity VIP Freedom 2020 Service Class 2
2011	$9.58	389,420	$3,732,203	0.00%	2.24%	(1.24%)
2010	9.70	267,890	2,599,739	0.00%	2.66%	14.33%
2009	8.49	157,385	1,335,925	0.00%	3.60%	28.55%
2008	6.60	115,177	760,537	0.00%	4.50%	(32.80%)
12/03/2007 - 12/31/2007	9.83	9,549	93,827	0.00%	See Note (7)	(0.02%)

Fidelity VIP Freedom 2025 Service Class 2
2011	$9.42	457,025	$4,306,731	0.00%	1.86%	(2.35%)
2010	9.65	434,697	4,194,767	0.00%	2.71%	15.47%
2009	8.36	287,505	2,402,696	0.00%	3.46%	29.79%
2008	6.44	259,035	1,667,848	0.00%	2.48%	(34.36%)
11/09/2007 - 12/31/2007	9.81	246,074	2,413,927	0.00%	See Note (7)	0.26%

Fidelity VIP Freedom 2030 Service Class 2
2011	$8.91	279,847	$2,493,981	0.00%	2.09%	(2.83%)
2010	9.17	215,248	1,974,122	0.00%	1.54%	15.89%
2009	7.91	334,513	2,647,306	0.00%	3.66%	31.18%
2008	6.03	106,664	643,494	0.00%	2.93%	(38.17%)
10/08/2007 - 12/31/2007	9.76	13,972	136,332	0.00%	See Note (7)	(2.98%)

Fidelity VIP Growth Service Class 2
2011	$12.01	388,503	$4,665,652	0.00%	0.15%	(0.03%)
2010	12.01	264,000	3,171,496	0.00%	0.03%	23.86%
2009	9.70	589,043	5,713,107	0.00%	0.21%	27.97%
2008	7.58	543,659	4,120,601	0.00%	0.69%	(47.31%)
2007	14.38	247,233	3,556,222	0.00%	0.19%	26.66%

See Notes to Financial Statements	See explanation of references on H-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding (1)	Assets (1)	Ratio (2)	Income Ratio (3)	Return (4)

Fidelity VIP Mid Cap Service Class 2
2011	$14.55	2,063,275	$30,014,806	0.00%	0.02%	(10.85%)
2010	16.32	2,138,123	34,889,900	0.00%	0.12%	28.57%
2009	12.69	2,244,999	28,493,223	0.00%	0.47%	39.75%
2008	9.08	2,118,100	19,236,052	0.00%	0.24%	(39.61%)
2007	15.04	2,090,850	31,441,094	0.00%	0.48%	15.34%

Fidelity VIP Value Strategies Service Class 2
2011	$11.34	249,715	$2,832,847	0.00%	0.58%	(9.04%)
2010	12.47	325,984	4,065,449	0.00%	0.32%	26.34%
2009	9.87	237,955	2,348,967	0.00%	0.34%	57.15%
2008	6.28	218,478	1,372,358	0.00%	0.50%	(51.28%)
2007	12.89	333,286	4,297,443	0.00%	0.46%	5.44%

Templeton Global Bond Securities Class 2
2011	$10.41	2,816,935	$29,319,151	0.00%	5.51%	(0.87%)
05/03/2010 - 12/31/2010	10.50	1,364,811	14,329,977	0.00%	0.17%	5.00%

GE Investments Total Return Class 3
2011	$10.27	43,491	$446,459	0.00%	2.36%	(3.10%)
05/19/2010 - 12/31/2010	10.59	13,250	140,367	0.00%	4.60%	12.25%

Overseas Service Class
2011	$8.66	3,949,389	$34,200,839	0.00%	0.38%	(32.34%)
2010	12.80	4,273,891	54,699,088	0.00%	0.55%	25.02%
2009	10.24	3,539,855	36,238,993	0.00%	0.44%	79.07%
2008	5.72	3,223,717	18,429,844	0.00%	1.22%	(52.23%)
05/03/2007 - 12/31/2007	11.97	866,820	10,373,349	0.00%	0.69%	16.76%

Enterprise Service Class
2011	$11.09	290,035	$3,216,086	0.00%	0.00%	(1.65%)
2010	11.27	342,830	3,865,363	0.00%	0.00%	25.52%
2009	8.98	431,880	3,879,426	0.00%	0.00%	44.44%
2008	6.22	443,354	2,757,111	0.00%	0.10%	(43.86%)
05/16/2007 - 12/31/2007	11.08	82,577	914,666	0.00%	0.12%	8.83%

Lazard Retirement U.S. Strategic Equity Service Class
2011	$8.92	78,958	$704,086	0.00%	1.07%	1.96%
2010	8.75	60,077	525,439	0.00%	0.74%	12.85%
2009	7.75	54,644	423,520	0.00%	1.12%	26.84%
2008	6.11	14,300	87,381	0.00%	1.35%	(35.28%)
05/21/2007 - 12/31/2007	9.44	3,462	32,685	0.00%	4.44%	(8.17%)

Legg Mason ClearBridge Variable Aggressive Growth — Class II
2011	$9.87	147,141	$1,452,621	0.00%	0.00%	2.16%
2010	9.66	79,313	766,440	0.00%	0.00%	24.71%
2009	7.75	84,216	652,564	0.00%	0.00%	34.19%
2008	5.77	52,538	303,371	0.00%	0.00%	(40.58%)
05/03/2007 - 12/31/2007	9.72	8,141	79,104	0.00%	0.00%	(4.02%)

Legg Mason ClearBridge Variable Mid Cap Core — Class II
2011	$10.03	580,239	$5,820,615	0.00%	0.00%	(4.14%)
2010	10.46	770,236	8,060,379	0.00%	0.00%	22.06%
2009	8.57	848,497	7,274,665	0.00%	0.11%	35.81%
2008	6.31	973,799	6,147,689	0.00%	0.00%	(35.43%)
05/21/2007 - 12/31/2007	9.78	12,558	122,772	0.00%	0.12%	(5.49%)

Lord Abbett Fundamental Equity Class VC
2011	$10.18	1,451,784	$14,785,262	0.00%	0.64%	(4.49%)
05/12/2010 - 12/31/2010	10.66	196,426	2,094,468	0.00%	1.03%	9.39%

MFS New Discovery Series Service Class
2011	$11.42	433,543	$4,951,987	0.00%	0.00%	(10.49%)
2010	12.76	582,663	7,435,506	0.00%	0.00%	35.94%
2009	9.39	326,023	3,060,543	0.00%	0.00%	62.92%
2008	5.76	91,789	528,886	0.00%	0.00%	(39.52%)
05/14/2007 - 12/31/2007	9.53	22,449	213,868	0.00%	0.00%	(4.79%)

MFS Utilities Series Service Class
2011	$11.12	1,587,426	$17,659,927	0.00%	3.05%	6.51%
2010	10.45	1,569,241	16,391,189	0.00%	2.85%	13.51%
2009	9.20	342,118	3,148,223	0.00%	4.53%	32.87%
2008	6.93	389,058	2,694,522	0.00%	0.94%	(37.81%)
05/11/2007 - 12/31/2007	11.14	1,287,407	14,336,747	0.00%	0.00%	9.08%

PIMCO Global Multi-Asset — Advisor Class (5)
05/05/2011 - 12/31/2011	$9.15	1,431,608	$13,097,645	0.00%	1.65%	(6.30%)

Royce Micro-Cap Service Class
2011	$10.17	130,318	$1,324,826	0.00%	2.50%	(12.26%)
05/13/2010 - 12/31/2010	11.59	80,595	933,782	0.00%	See Note (8)	18.65%

T. Rowe Price Blue Chip Growth — II
2011	$12.62	1,231,464	$15,537,774	0.00%	0.00%	1.36%
2010	12.45	799,091	9,946,992	0.00%	0.00%	16.00%
2009	10.73	664,636	7,132,164	0.00%	0.00%	41.79%
2008	7.57	431,068	3,262,380	0.00%	0.11%	(42.65%)
2007	13.20	413,880	5,461,697	0.00%	0.07%	12.49%

See Notes to Financial Statements	See explanation of references on H-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding (1)	Assets (1)	Ratio (2)	Income Ratio (3)	Return (4)

T. Rowe Price Equity Income — II
2011	$11.44	3,755,291	$42,945,516	0.00%	1.55%	(1.02%)
2010	11.55	3,772,800	43,590,084	0.00%	1.75%	14.74%
2009	10.07	2,818,542	28,381,018	0.00%	1.76%	25.25%
2008	8.04	2,297,997	18,474,390	0.00%	2.22%	(36.26%)
2007	12.61	2,275,375	28,700,715	0.00%	1.49%	3.03%

Van Eck VIP Global Hard Assets Initial Class
2011	$23.79	2,705,878	$64,362,975	0.00%	1.19%	(16.45%)
2010	28.47	2,798,427	79,670,244	0.00%	0.40%	29.23%
2009	22.03	3,070,450	67,640,171	0.00%	0.26%	57.54%
2008	13.98	3,010,188	42,093,765	0.00%	0.26%	(46.12%)
2007	25.96	2,428,039	63,021,211	0.00%	0.10%	45.36%

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).

(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in Pacific Select Fund in which the variable accounts invest. Such distributions have no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest.

(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(6)	Investment income ratio represents less than 0.005%.

(7)	The annualized investment income ratios for the periods from inception to December 31, 2007 were 20.70%, 43.03%, 17.79%, 24.07%, 13.39%, and 13.07% for the Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Fidelity VIP Freedom 2030 Service Class 2 Variable Accounts, respectively. If not annualized, the investment income ratios were 3.63%, 2.24%, 3.27%, 1.91%, 1.94%, and 3.04%, respectively.

(8)	Subsequent to commencement of operations on May 13, 2010, the Royce Micro-Cap Service Class Variable Account received its annual distribution. The annualized investment income ratio was 7.00%. Prior to annualization, the ratio was 4.45%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2011 is comprised of seventy-three subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (See Note 3), M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). All seventy-three Variable Accounts are presented in the Schedule of Investments on pages G-1 and G-2 of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following seven new Variable Accounts, all of which commenced operations during 2011:

Commenced
Variable Accounts	Operations on
Inflation Protected	May 3, 2011
Portfolio Optimization Conservative	May 2, 2011
Portfolio Optimization Moderate-Conservative	May 10, 2011
Portfolio Optimization Moderate	May 2, 2011
Portfolio Optimization Growth	May 2, 2011
Portfolio Optimization Aggressive-Growth	May 6, 2011
PIMCO Global Multi-Asset - Advisor Class	May 5, 2011

     Shortly after the commencement of operations of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”), significant transfers of units occurred from many of the non-portfolio optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 2,573,003 outstanding accumulation units (valued at $30,927,945) of the Equity Variable Account were exchanged for 642,610 accumulation units with equal value of the Main Street Core Variable Account, and a total of 1,258,522 outstanding accumulation units (valued at $48,255,727) of the Multi-Strategy Variable Account were exchanged for 551,452 accumulation units (valued at $26,540,650) of the Main Street Core Variable Account and 387,355 accumulation units (valued at $21,715,077) of the Managed Bond Variable Account. Transfers of units related to the Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

l-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     C. Federal Income Taxes
The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and charges for optional benefits provided by rider and other fees and charges are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to charges and expenses described above, the Variable Accounts indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2011, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 0.96% which are based on an annual percentage of average daily net assets of each Portfolio of PSF, and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2011, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$127,603,218	$125,773,954
Diversified Bond	11,385,976	39,820,832
Floating Rate Loan	6,163,829	14,130,992
High Yield Bond	38,114,413	38,191,566
Inflation Managed	40,522,036	75,793,605
Inflation Protected (1)	1,552,516	239,460
Managed Bond	62,522,998	161,374,204
Short Duration Bond	15,824,976	25,377,734
American Funds Growth	3,731,861	20,426,559
American Funds Growth-Income	3,557,179	24,316,953
Comstock	5,686,628	36,565,633
Dividend Growth	7,191,257	19,690,841
Equity Index	23,768,303	66,954,168
Focused 30	3,916,931	11,413,894
Growth LT	14,341,703	42,314,581
Large-Cap Growth	10,734,442	27,010,795
Large-Cap Value	11,574,722	56,889,018
Long/Short Large-Cap	5,908,432	26,170,506
Main Street Core	19,839,250	35,493,694
Mid-Cap Equity	24,152,687	39,629,483
Mid-Cap Growth	12,873,011	28,662,683
Mid-Cap Value	9,488,892	20,491,063
Small-Cap Equity	9,893,961	22,376,792
Small-Cap Growth	9,388,214	16,032,977
Small-Cap Index	7,071,152	29,481,582
Small-Cap Value	19,363,254	18,897,225
Health Sciences	7,209,348	6,168,597
Real Estate	24,526,376	19,862,826
Technology	7,828,426	7,163,234
Emerging Markets	12,738,961	49,643,639
International Large-Cap	43,935,609	44,467,433
International Small-Cap	5,317,369	18,267,556

l-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
International Value	$20,153,057	$34,597,780
American Funds Asset Allocation	5,028,679	3,268,622
Pacific Dynamix — Conservative Growth	1,125,512	809,113
Pacific Dynamix — Moderate Growth	3,177,555	531,117
Pacific Dynamix — Growth	3,733,800	354,206
Portfolio Optimization Conservative (1)	23,406,415	1,308,622
Portfolio Optimization Moderate-Conservative (1)	52,897,731	2,579,426
Portfolio Optimization Moderate (1)	201,934,353	10,115,194
Portfolio Optimization Growth (1)	264,786,818	13,118,629
Portfolio Optimization Aggressive-Growth (1)	105,693,311	6,433,373
I	6,955,480	8,440,088
II	5,559,943	6,167,507
III	10,922,241	8,142,431
V	2,665,795	4,931,424
BlackRock Basic Value V.I. Class III	3,787,885	1,441,950
BlackRock Global Allocation V.I. Class III	12,425,299	12,961,252
Fidelity VIP Contrafund Service Class 2	7,311,350	6,141,533
Fidelity VIP Freedom Income Service Class 2	308,839	132,468
Fidelity VIP Freedom 2010 Service Class 2	785,841	796,272
Fidelity VIP Freedom 2015 Service Class 2	1,180,110	742,568
Fidelity VIP Freedom 2020 Service Class 2	1,750,221	443,647
Fidelity VIP Freedom 2025 Service Class 2	689,579	373,621
Fidelity VIP Freedom 2030 Service Class 2	1,088,162	417,745
Fidelity VIP Growth Service Class 2	3,128,972	1,393,740
Fidelity VIP Mid Cap Service Class 2	4,758,615	5,698,745
Fidelity VIP Value Strategies Service Class 2	2,107,370	2,862,749
Templeton Global Bond Securities Class 2	21,465,633	4,129,804
GE Investments Total Return Class 3	439,316	110,233
Overseas Service Class	12,003,006	14,534,166
Enterprise Service Class	773,541	1,376,434
Lazard Retirement U.S. Strategic Equity Service Class	337,933	151,524
Legg Mason ClearBridge Variable Aggressive Growth — Class II	1,286,672	554,289
Legg Mason ClearBridge Variable Mid Cap Core — Class II	781,203	2,903,639
Lord Abbett Fundamental Equity Class VC	14,166,128	561,273
MFS New Discovery Series Service Class	4,779,427	5,508,600
MFS Utilities Series Service Class	3,346,592	2,536,802
PIMCO Global Multi-Asset — Advisor Class (1)	14,493,204	469,136
Royce Micro-Cap Service Class	1,471,775	832,798
T. Rowe Price Blue Chip Growth — II	8,371,133	3,008,429
T. Rowe Price Equity Income — II	9,271,914	8,692,221
Van Eck VIP Global Hard Assets Initial Class	13,556,994	13,946,290

(1)	Operations commenced during 2011 (See Note 1).
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2011, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages G-1 and G-2 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs. There were no transfers between Level 1, Level 2, and Level 3 during the year ended December 31, 2011. Transfers between levels, if any, are based on values at the end of the period.
7. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the year or period ended December 31, 2011 and 2010 were as follows:

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease) (1)	Issued	Redeemed	(Decrease)
Cash Management	12,924,796	(12,846,632)	78,164	12,251,552	(15,055,160)	(2,803,608)
Diversified Bond	997,105	(3,624,556)	(2,627,451)	2,273,582	(1,159,691)	1,113,891
Floating Rate Loan	603,461	(1,686,483)	(1,083,022)	844,580	(746,323)	98,257
High Yield Bond	774,024	(976,445)	(202,421)	847,617	(1,212,620)	(365,003)
Inflation Managed	825,470	(1,821,949)	(996,479)	1,386,406	(1,581,212)	(194,806)
Inflation Protected (2)	148,404	(29,742)	118,662
Managed Bond	1,362,429	(3,782,656)	(2,420,227)	3,215,165	(3,673,861)	(458,696)
Short Duration Bond	1,777,659	(2,708,372)	(930,713)	3,387,579	(2,192,489)	1,195,090
American Funds Growth	777,447	(2,005,376)	(1,227,929)	1,827,730	(2,066,691)	(238,961)
American Funds Growth-Income	708,240	(2,480,037)	(1,771,797)	1,100,072	(1,810,223)	(710,151)
Comstock	648,237	(3,544,738)	(2,896,501)	1,255,303	(2,260,078)	(1,004,775)
Dividend Growth	577,044	(1,753,731)	(1,176,687)	1,269,611	(843,070)	426,541
Equity Index	934,218	(1,968,721)	(1,034,503)	1,076,263	(2,418,051)	(1,341,788)
Focused 30	571,618	(1,160,865)	(589,247)	1,128,644	(1,093,138)	35,506
Growth LT	469,554	(1,281,838)	(812,284)	708,890	(1,258,533)	(549,643)
Large-Cap Growth	1,345,673	(4,402,696)	(3,057,023)	1,638,639	(2,173,612)	(534,973)
Large-Cap Value	1,070,029	(4,370,665)	(3,300,636)	1,693,655	(2,225,496)	(531,841)
Long/Short Large-Cap	471,090	(2,985,926)	(2,514,836)	911,310	(696,233)	215,077
Main Street Core	351,305	(955,495)	(604,190)	1,470,798	(611,264)	859,534

l-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease) (1)	Issued	Redeemed	(Decrease)
Mid-Cap Equity	649,355	(1,994,886)	(1,345,531)	875,056	(1,752,286)	(877,230)
Mid-Cap Growth	1,485,706	(3,110,340)	(1,624,634)	1,925,440	(2,784,579)	(859,139)
Mid-Cap Value	329,416	(1,269,694)	(940,278)	588,201	(509,300)	78,901
Small-Cap Equity	446,468	(1,508,283)	(1,061,815)	899,021	(607,981)	291,040
Small-Cap Growth	582,876	(1,350,045)	(767,169)	757,836	(1,211,037)	(453,201)
Small-Cap Index	993,406	(2,180,609)	(1,187,203)	1,640,034	(3,072,626)	(1,432,592)
Small-Cap Value	703,194	(1,082,363)	(379,169)	687,549	(1,276,520)	(588,971)
Health Sciences	480,593	(511,049)	(30,456)	561,477	(831,344)	(269,867)
Real Estate	793,321	(719,102)	74,219	572,898	(839,605)	(266,707)
Technology	980,389	(1,361,148)	(380,759)	1,405,034	(1,569,999)	(164,965)
Emerging Markets	782,312	(1,812,456)	(1,030,144)	1,855,953	(1,864,595)	(8,642)
International Large-Cap	4,511,602	(4,816,533)	(304,931)	3,113,639	(5,040,435)	(1,926,796)
International Small-Cap	581,417	(2,202,647)	(1,621,230)	902,576	(1,410,736)	(508,160)
International Value	1,000,818	(2,068,428)	(1,067,610)	1,431,350	(2,422,316)	(990,966)
American Funds Asset Allocation	351,907	(251,131)	100,776	284,720	(196,893)	87,827
Pacific Dynamix — Conservative Growth	79,974	(65,935)	14,039	101,855	(21,400)	80,455
Pacific Dynamix — Moderate Growth	235,945	(53,764)	182,181	203,258	(25,151)	178,107
Pacific Dynamix — Growth	263,754	(47,020)	216,734	266,269	(82,152)	184,117
Portfolio Optimization Conservative (2)	2,424,181	(207,233)	2,216,948
Portfolio Optimization Moderate-Conservative (2)	5,591,188	(468,741)	5,122,447
Portfolio Optimization Moderate (2)	21,963,114	(2,111,509)	19,851,605
Portfolio Optimization Growth (2)	29,104,421	(2,724,026)	26,380,395
Portfolio Optimization Aggressive-Growth (2)	11,738,530	(1,180,168)	10,558,362
I	340,144	(440,761)	(100,617)	491,805	(550,220)	(58,415)
II	453,169	(480,564)	(27,395)	354,210	(449,240)	(95,030)
III	292,874	(326,835)	(33,961)	182,110	(342,157)	(160,047)
V	395,784	(541,835)	(146,051)	499,640	(746,817)	(247,177)
BlackRock Basic Value V.I. Class III	391,577	(204,134)	187,443	539,380	(496,322)	43,058
BlackRock Global Allocation V.I. Class III	965,152	(1,146,940)	(181,788)	1,584,860	(1,149,223)	435,637
Fidelity VIP Contrafund Service Class 2	838,724	(794,345)	44,379	882,212	(1,361,138)	(478,926)
Fidelity VIP Freedom Income Service Class 2	27,233	(13,184)	14,049	30,235	(27,325)	2,910
Fidelity VIP Freedom 2010 Service Class 2	74,529	(82,452)	(7,923)	129,751	(35,463)	94,288
Fidelity VIP Freedom 2015 Service Class 2	115,296	(79,577)	35,719	112,814	(19,664)	93,150
Fidelity VIP Freedom 2020 Service Class 2	174,646	(53,116)	121,530	160,197	(49,692)	110,505
Fidelity VIP Freedom 2025 Service Class 2	72,898	(50,570)	22,328	179,485	(32,293)	147,192
Fidelity VIP Freedom 2030 Service Class 2	120,513	(55,914)	64,599	72,723	(191,988)	(119,265)
Fidelity VIP Growth Service Class 2	268,180	(143,677)	124,503	185,214	(510,257)	(325,043)
Fidelity VIP Mid Cap Service Class 2	512,688	(587,536)	(74,848)	647,396	(754,272)	(106,876)
Fidelity VIP Value Strategies Service Class 2	196,929	(273,198)	(76,269)	294,976	(206,947)	88,029
Templeton Global Bond Securities Class 2 (3)	2,071,680	(619,556)	1,452,124	1,437,200	(72,389)	1,364,811
GE Investments Total Return Class 3 (4)	42,991	(12,750)	30,241	13,680	(430)	13,250
Overseas Service Class	1,481,379	(1,805,881)	(324,502)	2,077,397	(1,343,361)	734,036
Enterprise Service Class	82,985	(135,780)	(52,795)	116,289	(205,339)	(89,050)
Lazard Retirement U.S. Strategic Equity Service Class	38,158	(19,277)	18,881	25,089	(19,656)	5,433
Legg Mason ClearBridge Variable Aggressive Growth — Class II	127,156	(59,328)	67,828	158,218	(163,121)	(4,903)
Legg Mason ClearBridge Variable Mid Cap Core — Class II	94,794	(284,791)	(189,997)	907,577	(985,838)	(78,261)
Lord Abbett Fundamental Equity Class VC (5)	1,358,504	(103,146)	1,255,358	210,022	(13,596)	196,426
MFS New Discovery Series Service Class	386,170	(535,290)	(149,120)	563,988	(307,348)	256,640
MFS Utilities Series Service Class	332,913	(314,728)	18,185	1,600,083	(372,960)	1,227,123
PIMCO Global Multi-Asset — Advisor Class (2)	1,510,673	(79,065)	1,431,608
Royce Micro-Cap Service Class (6)	134,250	(84,527)	49,723	85,583	(4,988)	80,595
T. Rowe Price Blue Chip Growth — II	720,676	(288,303)	432,373	567,929	(433,474)	134,455
T. Rowe Price Equity Income — II	969,409	(986,918)	(17,509)	1,679,934	(725,676)	954,258
Van Eck VIP Global Hard Assets Initial Class	1,217,973	(1,310,522)	(92,549)	1,739,743	(2,011,766)	(272,023)

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those Variable Accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).

(2)	Operations commenced during 2011 (See Note 1).

(3)	Operations commenced on May 3, 2010.

(4)	Operations commenced on May 19, 2010.

(5)	Operations commenced on May 12, 2010.

(6)	Operations commenced on May 13, 2010.

l-4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Variable Account I, Variable Account II, Variable Account III, Variable Account V, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Overseas Service Class, Enterprise Service Class, Lazard Retirement U.S. Strategic Equity Service Class, Legg Mason ClearBridge Variable Aggressive Growth — Class II, Legg Mason ClearBridge Variable Mid Cap Core — Class II, Lord Abbett Fundamental Equity Class VC, MFS New Discovery Series Service Class, MFS Utilities Series Service Class, PIMCO Global Multi-Asset — Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2011, the related statements of operations for the year or period then ended, the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2011, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2011, the results of their operations for the year or period then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 28, 2012

J-1

Pacific Life Insurance Company
Mailing Address:
PO Box 2030
Omaha, Nebraska 68103-2030

Annual Reports
as of December 31, 2011

•	Pacific Select Fund

•	Pacific Select Exec
 Separate Account of
 Pacific Life Insurance Company

Form No. 15-17463-22